Schedule of Investments (unaudited) February 29, 2024	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Affirm Asset Securitization Trust(a)
Series 2023-A, Class 1A, 6.61%, 01/18/28	$100	$100,612
Series 2023-B, Class A, 6.82%, 09/15/28	100	101,439
Series 2023-B, Class B, 7.44%, 09/15/28	100	101,683
Series 2023-X1, Class A, 7.11%, 11/15/28	127	126,848
Blue Bridge Funding LLC, Series 2023-1, Class A, 7.37%, 11/15/30(a)	93	92,674
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 03/10/28	12	10,812
Conn’s Receivables Funding LLC, Series 2024-A, Class A, 7.05%, 01/16/29(a)	176	176,755
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 06/15/27	17	17,204
DT Auto Owner Trust(a)
Series 2023-1A, Class C, 5.55%, 10/16/28	125	124,367
Series 2023-2A, Class C, 5.79%, 02/15/29	142	141,782
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.40%, 04/15/27	300	285,246
Series 2021-4A, Class C, 1.46%, 10/15/27	125	123,477
Series 2022-2A, Class B, 3.65%, 10/15/26	178	177,455
Series 2022-2A, Class C, 3.85%, 07/17/28	300	295,749
Series 2022-4A, Class D, 5.98%, 12/15/28	100	99,697
Series 2023-5, Class C, 6.85%, 01/16/29	50	51,321
JPMorgan Chase Bank NA(a)
Series 2021-2, Class B, 0.89%, 12/26/28	37	36,140
Series 2021-3, Class B, 0.76%, 02/26/29	62	60,016
Santander Drive Auto Receivables Trust
Series 2020-2, Class D, 2.22%, 09/15/26	67	66,824
Series 2022-1, Class C, 2.56%, 04/17/28	300	293,710
Series 2022-4, Class B, 4.42%, 11/15/27	100	98,782
Series 2024-1, Class C, 5.45%, 03/15/30	30	29,950
Toyota Auto Receivables Owner Trust, Series 2021-B, Class A4, 0.53%, 10/15/26	200	189,555
Westlake Automobile Receivables Trust(a)
Series 2022-3A, Class C, 6.44%, 12/15/27	160	161,363
Series 2023-4, Class C, 6.64%, 11/15/28	60	61,047

Total Asset-Backed Securities — 7.1% (Cost: $3,017,472)		3,024,508

Corporate Bonds

Aerospace & Defense — 0.2%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)(b)	5	5,047
Howmet Aerospace, Inc., 5.95%, 02/01/37	70	71,078

		76,125

Automobile Components — 0.1%
Allison Transmission, Inc., 5.88%, 06/01/29(a)	46	45,311

Banks — 4.7%
Banco Bilbao Vizcaya Argentaria SA, (1-year CMT + 2.30%), 5.86%, 09/14/26(c)	200	199,897
Banco Santander SA 5.59%, 08/08/28	200	201,773
6.61%, 11/07/28	200	210,137
Bank of America Corp., (1-day SOFR + 2.04%), 4.95%, 07/22/28(c)	55	54,454
Bank of Montreal 3.70%, 06/07/25	35	34,293
2.65%, 03/08/27	20	18,675
Citigroup, Inc. 3.70%, 01/12/26	50	48,674
(1-day SOFR + 2.06%), 5.83%, 02/13/35(c)	60	58,702

Security	Par (000)	Value

Banks (continued)
ING Groep NV, 3.55%, 04/09/24	$400	$399,048
JPMorgan Chase & Co.(c)
(1-day SOFR + 1.31%), 5.01%, 01/23/30	35	34,627
(1-day SOFR + 1.81%), 6.25%, 10/23/34	25	26,521
(1-day SOFR + 1.85%), 5.35%, 06/01/34	70	69,690
(1-day SOFR + 1.99%), 4.85%, 07/25/28	60	59,335
(3-mo. CME Term SOFR + 0.70%), 1.04%, 02/04/27	115	105,978
Royal Bank of Canada
2.25%, 11/01/24	18	17,610
5.20%, 08/01/28	30	30,192
Santander Holdings USA, Inc.(c)
(1-day SOFR + 1.25%), 2.49%, 01/06/28	160	144,689
(1-day SOFR + 2.36%), 6.50%, 03/09/29	160	162,445
(1-day SOFR + 2.70%), 6.57%, 06/12/29	80	81,399
UniCredit SpA(a)(c)
(5-year USD ICE Swap + 3.70%), 5.86%, 06/19/32	30	29,076
(5-year USD ICE Swap + 4.91%), 7.30%, 04/02/34	10	10,206

		1,997,421

Beverages — 0.7%
Coca-Cola Co.
3.00%, 03/05/51	365	257,189
2.50%, 03/15/51	90	56,328

		313,517

Biotechnology — 0.6%
Gilead Sciences, Inc., 5.55%, 10/15/53	160	163,092
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/50	150	93,359

		256,451

Broadline Retail — 0.0%
LCM Investments Holdings II LLC, 8.25%, 08/01/31(a)	5	5,103

Building Products — 0.8%
Allegion PLC, 3.50%, 10/01/29	5	4,564
Builders FirstSource, Inc., 6.38%, 03/01/34(a)	15	14,965
Carrier Global Corp., 3.38%, 04/05/40	70	54,021
Fortune Brands Innovations, Inc.
4.00%, 03/25/32	90	81,706
5.88%, 06/01/33	110	111,684
Owens Corning, 4.30%, 07/15/47	100	82,025

		348,965

Capital Markets — 3.0%
Ares Capital Corp.
7.00%, 01/15/27	40	40,797
2.88%, 06/15/27	50	45,422
Barings BDC, Inc., 3.30%, 11/23/26	15	13,697
Blackstone Private Credit Fund, 4.70%, 03/24/25	15	14,767
Brookfield Finance, Inc., 5.97%, 03/04/54(b)	60	60,471
FactSet Research Systems, Inc.
2.90%, 03/01/27	80	74,552
3.45%, 03/01/32	23	19,998
FS KKR Capital Corp., 3.13%, 10/12/28	105	90,697
Goldman Sachs Group, Inc.
4.25%, 10/21/25	25	24,557
3.75%, 02/25/26	25	24,365
(1-day SOFR + 0.80%), 1.43%, 03/09/27(c)	100	92,425
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(c)	50	47,207
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(c)	50	47,942
Invesco Finance PLC, 3.75%, 01/15/26	25	24,297
Main Street Capital Corp., 6.95%, 03/01/29	20	20,074
Morgan Stanley
5.00%, 11/24/25	50	49,711
3.97%, 07/22/38(c)	10	8,531

1

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
Morgan Stanley (continued) 6.38%, 07/24/42	$25	$27,806
4.38%, 01/22/47	5	4,315
(1-day SOFR + 0.53%), 0.79%, 05/30/25(c)	50	49,296
(1-day SOFR + 0.86%), 1.51%, 07/20/27(c)	65	59,464
(1-day SOFR + 1.87%), 5.25%, 04/21/34(c)	55	53,984
S&P Global, Inc. 5.25%, 09/15/33(a)	30	30,347
3.70%, 03/01/52	60	46,470
2.30%, 08/15/60	10	5,401
StoneX Group, Inc., 7.88%, 03/01/31(a)(b)	10	10,128
Trane Technologies Financing Ltd. 3.80%, 03/21/29	220	208,006
4.50%, 03/21/49	100	88,681

		1,283,408

Chemicals — 0.2%
Chemours Co., 5.75%, 11/15/28(a)	9	7,894
Ecolab, Inc., 2.70%, 12/15/51	50	31,709
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 01/27/30(a)	48	44,019

		83,622

Commercial Services & Supplies — 0.1%
Massachusetts Institute of Technology, 3.07%, 04/01/52	12	8,767
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(a)	14	13,814
Steelcase, Inc., 5.13%, 01/18/29	7	6,589

		29,170

Communications Equipment — 0.6%
Cisco Systems, Inc., 5.30%, 02/26/54	25	25,304
Motorola Solutions, Inc. 2.30%, 11/15/30	160	131,878
2.75%, 05/24/31	100	83,497
5.50%, 09/01/44	10	9,522

		250,201

Construction & Engineering — 0.7%
Brand Industrial Services, Inc., 10.38%, 08/01/30(a)	5	5,317
Quanta Services, Inc. 0.95%, 10/01/24	95	92,314
2.90%, 10/01/30	110	95,336
2.35%, 01/15/32	85	68,081
3.05%, 10/01/41	45	31,709

		292,757

Construction Materials(a) — 0.0%
Eco Material Technologies, Inc., 7.88%, 01/31/27	10	9,978
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31	10	10,598

		20,576

Consumer Finance — 1.5%
Ally Financial, Inc., (1-day SOFR + 2.82%), 6.85%, 01/03/30(c)	30	30,661
American Express Co., (1-day SOFR + 1.84%), 5.04%, 05/01/34(c)	40	39,259
Bread Financial Holdings, Inc., 9.75%, 03/15/29(a)	10	10,227
Capital One Financial Corp.(c)
(1-day SOFR + 2.60%), 5.82%, 02/01/34	100	98,876
(1-day SOFR + 3.07%), 7.62%, 10/30/31	220	240,755
Credit Acceptance Corp., 9.25%, 12/15/28(a)	15	15,868
goeasy Ltd.(a) 9.25%, 12/01/28	10	10,611

Security	Par (000)	Value

Consumer Finance (continued)
goeasy Ltd.(a) (continued) 7.63%, 07/01/29	$10	$9,997
OneMain Finance Corp. 7.13%, 03/15/26	8	8,130
6.63%, 01/15/28	8	7,955
9.00%, 01/15/29	18	18,904
Synchrony Financial, 2.88%, 10/28/31	160	125,601

		616,844

Containers & Packaging(a) — 0.0%
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/26	11	11,146
9.25%, 04/15/27	4	3,890

		15,036

Diversified REITs — 0.5%
Digital Realty Trust LP, 5.55%, 01/15/28	170	171,705
Essential Properties LP, 2.95%, 07/15/31	30	23,501

		195,206

Diversified Telecommunication Services — 0.4%
Cogent Communications Group, Inc., 7.00%, 06/15/27(a)	64	63,912
Consolidated Communications, Inc., 6.50%, 10/01/28(a)	2	1,715
Frontier Communications Holdings LLC(a) 6.75%, 05/01/29	9	8,080
8.63%, 03/15/31	8	8,107
Koninklijke KPN NV, 8.38%, 10/01/30	50	58,192
Level 3 Financing, Inc., 10.50%, 05/15/30	12	12,300
Level 3 New Money TSA, 11.00%, 11/15/29(b)(d)	3	2,733
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(a) 10.50%, 02/15/28	20	20,702
6.50%, 02/15/29	6	4,620

		180,361

Electric Utilities — 1.0%
Avangrid, Inc. 3.15%, 12/01/24	50	49,042
3.80%, 06/01/29	100	93,295
Connecticut Light and Power Co., 5.25%, 01/15/53	50	48,738
Eversource Energy, 3.45%, 01/15/50	50	34,196
Exelon Corp. 5.10%, 06/15/45	25	22,831
5.60%, 03/15/53	40	38,955
PECO Energy Co., 3.00%, 09/15/49	25	16,727
Public Service Electric and Gas Co., 3.00%, 03/01/51	120	79,177
San Diego Gas & Electric Co. 6.00%, 06/01/39	25	26,109
4.15%, 05/15/48	15	12,353

		421,423

Electrical Equipment — 0.1%
Seagate HDD Cayman
8.25%, 12/15/29(a)	7	7,500
9.63%, 12/01/32	17	19,212

		26,712

Electronic Equipment, Instruments & Components — 0.2%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31	27	23,434
Vontier Corp., 2.95%, 04/01/31	90	74,046

		97,480

Energy Equipment & Services(a) — 0.2%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29	8	8,454
Kodiak Gas Services LLC, 7.25%, 02/15/29	5	5,090
Valaris Ltd., 8.38%, 04/30/30	5	5,127

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Energy Equipment & Services (continued)
Venture Global LNG, Inc. 8.13%, 06/01/28	$5	$5,080
9.50%, 02/01/29	18	19,192
8.38%, 06/01/31	5	5,057
9.88%, 02/01/32	18	18,952

		66,952

Entertainment — 0.1%
Electronic Arts, Inc., 2.95%, 02/15/51	20	13,328
NCL Corp. Ltd., 5.88%, 03/15/26(a)	8	7,814

		21,142

Financial Services — 0.8%
Burford Capital Global Finance LLC, 6.88%, 04/15/30(a)	5	4,797
DH Europe Finance II SARL, 3.40%, 11/15/49	15	11,224
Fiserv, Inc. 5.45%, 03/02/28	40	40,354
3.50%, 07/01/29	25	22,969
4.40%, 07/01/49	30	25,098
Freedom Mortgage Corp.(a) 12.00%, 10/01/28	5	5,417
12.25%, 10/01/30	10	11,002
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(a)	5	5,076
GGAM Finance Ltd., 8.00%, 02/15/27(a)	10	10,250
Mastercard, Inc. 3.95%, 02/26/48	25	21,206
3.65%, 06/01/49	10	7,980
3.85%, 03/26/50	20	16,522
2.95%, 03/15/51	75	52,232
Nationstar Mortgage Holdings, Inc.(a) 6.00%, 01/15/27	8	7,865
5.13%, 12/15/30	22	19,637
7.13%, 02/01/32	10	9,836
PennyMac Financial Services, Inc., 7.88%, 12/15/29(a)	8	8,189
United Wholesale Mortgage LLC, 5.50%, 04/15/29(a)	13	12,134
Visa, Inc., 3.65%, 09/15/47	48	38,296

		330,084

Food Products — 1.0%
Diageo Capital PLC, 2.13%, 04/29/32	350	283,270
Unilever Capital Corp., 1.75%, 08/12/31	200	161,083

		444,353

Gas Utilities — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.50%, 05/20/25	12	11,778
5.75%, 05/20/27	57	53,887
9.38%, 06/01/28(a)	10	10,150
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	10	9,955

		85,770

Ground Transportation — 0.6%
Canadian National Railway Co., 4.40%, 08/05/52	20	17,662
GN Bondco LLC, 9.50%, 10/15/31(a)	16	15,840
Ryder System, Inc. 5.65%, 03/01/28	10	10,165
6.60%, 12/01/33	190	203,435
XPO, Inc., 7.13%, 02/01/32(a)	5	5,083

		252,185

Health Care Equipment & Supplies — 0.0%
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28(a)	10	10,450
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28	10	10,112

		20,562

Security	Par (000)	Value

Health Care Providers & Services — 1.8%
Allina Health System, Series 2021, 2.90%, 11/15/51	$10	$6,549
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	4	2,651
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51	7	4,436
Cencora, Inc. 2.70%, 03/15/31	83	70,911
4.30%, 12/15/47	118	100,444
DaVita, Inc., 4.63%, 06/01/30(a)	63	55,418
HCA, Inc. 5.25%, 06/15/26	5	4,970
3.63%, 03/15/32	20	17,471
5.60%, 04/01/34	25	24,890
3.50%, 07/15/51	10	6,757
4.63%, 03/15/52	110	90,064
6.10%, 04/01/64	30	29,623
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(a)	5	5,250
Kaiser Foundation Hospitals, Series 2021, 3.00%, 06/01/51	7	4,798
Tenet Healthcare Corp., 6.13%, 10/01/28	28	27,685
UnitedHealth Group, Inc. 4.20%, 05/15/32	190	179,049
4.45%, 12/15/48	45	39,557
5.05%, 04/15/53	80	76,112
3.13%, 05/15/60	50	32,715
WakeMed, Series A, 3.29%, 10/01/52	6	4,225

		783,575

Hotels, Restaurants & Leisure(a) — 0.1%
Churchill Downs, Inc., 6.75%, 05/01/31	12	12,007
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 6.63%, 01/15/32	5	5,000
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29	5	5,326
Viking Cruises Ltd. 7.00%, 02/15/29	8	7,997
9.13%, 07/15/31	7	7,578

		37,908

Household Durables — 0.7%
APX Group, Inc., 5.75%, 07/15/29(a)	7	6,658
MDC Holdings, Inc., 3.97%, 08/06/61	40	30,472
NVR, Inc., 3.00%, 05/15/30	150	132,113
PulteGroup, Inc. 5.00%, 01/15/27	60	59,733
6.38%, 05/15/33	70	73,816

		302,792

Industrial Conglomerates — 0.4%
3M Co., 2.38%, 08/26/29	90	78,150
Pentair Finance SARL 4.50%, 07/01/29	70	67,448
5.90%, 07/15/32	40	41,033

		186,631

Insurance — 0.9%
Brown & Brown, Inc., 4.95%, 03/17/52	20	17,264
Enstar Group Ltd., 3.10%, 09/01/31	60	48,888
Marsh & McLennan Cos., Inc. 4.75%, 03/15/39	30	28,402
4.20%, 03/01/48	160	134,111
5.45%, 03/15/53	50	49,788
Stewart Information Services Corp., 3.60%, 11/15/31	40	30,992
Willis North America, Inc., 5.90%, 03/05/54(b)	60	59,860

		369,305

3

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

IT Services — 0.5%
CGI, Inc., 2.30%, 09/14/31	$130	$103,869
IBM International Capital Pte. Ltd., 5.30%, 02/05/54	110	105,565
VT Topco, Inc., 8.50%, 08/15/30(a)	5	5,215

		214,649

Life Sciences Tools & Services — 0.5%
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)	2	2,045
IQVIA, Inc., 5.70%, 05/15/28	200	201,452
Star Parent, Inc., 9.00%, 10/01/30(a)	5	5,277

		208,774

Machinery — 0.4%
Cummins, Inc., 5.45%, 02/20/54	100	100,549
Hillenbrand, Inc., 6.25%, 02/15/29	15	15,002
Snap-on, Inc., 4.10%, 03/01/48	15	12,515
Wabash National Corp., 4.50%, 10/15/28(a)	24	21,960

		150,026

Media — 0.3%
Cable One, Inc., 4.00%, 11/15/30(a)	11	8,311
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
5.13%, 05/01/27	4	3,781
5.38%, 06/01/29	5	4,522
6.38%, 09/01/29	4	3,758
Directv Financing LLC, 8.88%, 02/01/30(a)	11	11,073
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(a)	30	28,316
EquipmentShare.com, Inc., 9.00%, 05/15/28(a)	5	5,124
Nexstar Media, Inc., 4.75%, 11/01/28(a)	19	16,871
Paramount Global, 4.20%, 05/19/32	10	8,153
Sirius XM Radio, Inc., 5.50%, 07/01/29(a)	4	3,783
Univision Communications, Inc., 8.00%, 08/15/28(a)	15	15,080
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)	10	8,556

		117,328

Metals & Mining — 0.6%
FMG Resources August Pty. Ltd.(a)
5.88%, 04/15/30	29	28,382
6.13%, 04/15/32	30	29,655
Mineral Resources Ltd.(a)
9.25%, 10/01/28	10	10,488
8.50%, 05/01/30	100	102,701
Reliance, Inc., 2.15%, 08/15/30	120	99,566
Taseko Mines Ltd., 7.00%, 02/15/26(a)	2	1,969

		272,761

Oil, Gas & Consumable Fuels — 0.8%
Cheniere Energy, Inc., 4.63%, 10/15/28	170	163,180
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(a)	15	15,386
Hilcorp Energy I LP/Hilcorp Finance Co.(a)
6.00%, 04/15/30	8	7,767
8.38%, 11/01/33	10	10,742
ONEOK, Inc.
4.45%, 09/01/49	40	31,994
7.15%, 01/15/51	30	33,480
Prairie Acquiror LP, 9.00%, 08/01/29(a)(b)	10	10,076
Talos Production, Inc.(a)
9.00%, 02/01/29	5	5,110
9.38%, 02/01/31	5	5,165

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp., 6.50%, 02/15/53	$40	$41,939
Vermilion Energy, Inc., 6.88%, 05/01/30(a)	24	23,130

		347,969

Passenger Airlines(a) — 0.0%
American Airlines, Inc., 8.50%, 05/15/29	4	4,205
United Airlines, Inc., 4.38%, 04/15/26	4	3,850

		8,055

Pharmaceuticals — 1.2%
Bausch Health Cos., Inc.(a)
6.13%, 02/01/27	17	10,879
11.00%, 09/30/28	14	9,415
Jazz Securities DAC, 4.38%, 01/15/29(a)	100	92,128
Merck & Co., Inc.
3.60%, 09/15/42	50	40,589
5.00%, 05/17/53	40	38,768
Novartis Capital Corp.
2.20%, 08/14/30	190	163,352
2.75%, 08/14/50	15	9,991
Zoetis, Inc.
4.50%, 11/13/25	100	98,777
2.00%, 05/15/30	20	16,784
3.00%, 05/15/50	60	41,155

		521,838

Professional Services — 0.9%
Automatic Data Processing, Inc.
1.70%, 05/15/28	400	356,660
1.25%, 09/01/30	50	40,544

		397,204

Real Estate Management & Development — 0.4%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp., 7.00%, 04/15/30(a)	13	11,781
CBRE Services, Inc.
4.88%, 03/01/26	30	29,665
5.95%, 08/15/34	120	121,101

		162,547

Retail REITs — 0.1%
Realty Income Corp., 4.75%, 02/15/29	40	39,135

Semiconductors & Semiconductor Equipment — 2.2%
Broadcom, Inc., 3.75%, 02/15/51(a)	160	119,620
Intel Corp., 4.88%, 02/10/28	70	69,839
Lam Research Corp.
3.75%, 03/15/26	100	97,567
3.13%, 06/15/60	60	39,407
Micron Technology, Inc., 6.75%, 11/01/29	10	10,614
NCR Atleos Corp., 9.50%, 04/01/29(a)	10	10,578
NVIDIA Corp.
2.00%, 06/15/31	200	167,056
3.50%, 04/01/40	120	100,235
3.50%, 04/01/50	160	125,465
3.70%, 04/01/60	50	39,263
Texas Instruments, Inc.
1.75%, 05/04/30	23	19,257
3.65%, 08/16/32	40	36,754

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. (continued)
2.70%, 09/15/51	$40	$25,680
4.10%, 08/16/52	65	54,384

		915,719

Software — 2.4%
Academy Ltd., 6.00%, 11/15/27(a)	8	7,919
Adobe, Inc., 2.15%, 02/01/27	420	390,940
Cloud Software Group, Inc.(a)
6.50%, 03/31/29	8	7,450
9.00%, 09/30/29	4	3,733
Intuit, Inc.
1.65%, 07/15/30	152	124,678
5.20%, 09/15/33	20	20,207
5.50%, 09/15/53	140	143,986
Microsoft Corp.
2.53%, 06/01/50	25	16,097
2.92%, 03/17/52	50	34,577
2.68%, 06/01/60	50	31,557
MicroStrategy, Inc., 6.13%, 06/15/28(a)	8	7,714
Oracle Corp., 3.85%, 04/01/60	65	45,237
Sabre GLBL, Inc., 11.25%, 12/15/27(a)	11	10,340
ServiceNow, Inc., 1.40%, 09/01/30	100	80,224
Workday, Inc., 3.80%, 04/01/32	120	108,467

		1,033,126

Specialized REITs — 0.6%
American Tower Corp., 5.65%, 03/15/33	80	80,519
Crown Castle, Inc.
5.60%, 06/01/29	20	20,111
5.80%, 03/01/34	20	20,270
EPR Properties, 3.60%, 11/15/31	80	65,309
Iron Mountain, Inc.(a)
7.00%, 02/15/29	7	7,105
5.25%, 07/15/30	60	56,147

		249,461

Specialty Retail — 0.5%
Bath & Body Works, Inc.
6.95%, 03/01/33	12	11,682
6.88%, 11/01/35	4	4,002
Foot Locker, Inc., 4.00%, 10/01/29(a)	12	10,155
Gap, Inc., 3.63%, 10/01/29(a)	4	3,379
Home Depot, Inc.
3.30%, 04/15/40	50	39,171
3.35%, 04/15/50	50	36,193
2.38%, 03/15/51	50	29,418
3.63%, 04/15/52	70	52,877
Lowe’s Cos., Inc., 3.75%, 04/01/32	22	19,991

		206,868

Technology Hardware, Storage & Peripherals — 0.2%
Hewlett Packard Enterprise Co., 6.10%, 04/01/26	30	30,014
Western Digital Corp., 4.75%, 02/15/26	20	19,546
Xerox Holdings Corp., 5.50%, 08/15/28(a)	33	29,842

		79,402

Textiles, Apparel & Luxury Goods — 0.4%
Tapestry, Inc.
7.35%, 11/27/28	80	83,680

Security	Par (000)	Value

Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc. (continued)
7.70%, 11/27/30	$20	$21,207
7.85%, 11/27/33	50	54,087

		158,974

Trading Companies & Distributors(a) — 0.0%
Boise Cascade Co., 4.88%, 07/01/30	1	923
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/30	10	10,485

		11,408

Transportation Infrastructure — 0.1%
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	40	31,727

Total Corporate Bonds — 34.3% (Cost: $15,333,996)		14,583,919

Foreign Agency Obligations

Chile — 0.4%
Chile Government International Bond, 2.55%, 07/27/33	200	161,836

Mexico — 0.2%
Mexico Government International Bond, 5.55%, 01/21/45	80	73,790

Panama — 0.0%
Panama Government International Bond, 9.38%, 04/01/29	25	27,642

Total Foreign Agency Obligations — 0.6% (Cost: $287,716)		263,268

Municipal Bonds

California — 0.3%
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	35	23,803
California State University, Refunding RB, Series B, 2.72%, 11/01/52	20	13,376
Regents of the University of California Medical Center Pooled Revenue, RB, Series H, 6.55%, 05/15/48	25	28,776
State of California, GO, 7.30%, 10/01/39	50	58,451

		124,406

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, Sustainability Bonds, 4.81%, 10/01/2114	15	13,703

Illinois — 0.0%
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	10	7,956

Michigan — 0.1%
University of Michigan, RB, Series B, Sustainability Bonds, 3.50%, 04/01/52	9	6,804
University of Michigan, Refunding RB, Series C, 3.60%, 04/01/47	14	11,818

		18,622

New Jersey — 0.0%
New Jersey Turnpike Authority, RB, Series A, 7.10%, 01/01/41	10	11,689

5

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York — 0.0%
City of New York, GO, Series B-1, Sustainability Bonds, 5.83%, 10/01/53	$5	$5,549

North Carolina — 0.1%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51	20	13,735

Tennessee — 0.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series B, 4.05%, 07/01/26	50	48,673

Texas — 0.0%
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46	10	7,266

Virginia — 0.0%
University of Virginia, Refunding RB, Series U, 2.58%, 11/01/51	20	12,990

Total Municipal Bonds — 0.6% (Cost: $342,248)		264,589

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 9.3%
BBCMS Mortgage Trust, Series 2023-C19, Class A5, 5.45%, 04/15/56	20	20,490
Connecticut Avenue Securities Trust(a)(c)
Series 2018-R07, Class 1M2, (30-day Avg SOFR + 2.51%), 7.84%, 04/25/31	1	1,419
Series 2020-R01, Class 1M2, (30-day Avg SOFR + 2.16%), 7.49%, 01/25/40	149	151,152
Series 2020-R02, Class 2M2, (30-day Avg SOFR + 2.11%), 7.44%, 01/25/40	245	247,436
Series 2020-SBT1, Class 1M2, (30-day Avg SOFR + 3.76%), 9.09%, 02/25/40	125	131,545
Series 2021-R01, Class 1B1, (30-day Avg SOFR + 3.10%), 8.42%, 10/25/41	200	204,376
Series 2022-R01, Class 1B1, (30-day Avg SOFR + 3.15%), 8.47%, 12/25/41	175	178,992
Series 2022-R02, Class 2B1, (30-day Avg SOFR + 4.50%), 9.82%, 01/25/42	175	183,258
Series 2022-R03, Class 1B1, (30-day Avg SOFR + 6.25%), 11.57%, 03/25/42	150	166,327
Series 2022-R04, Class 1B1, (30-day Avg SOFR + 5.25%), 10.57%, 03/25/42	150	162,094
Series 2022-R04, Class 1M1, (30-day Avg SOFR + 2.00%), 7.32%, 03/25/42	184	186,064
Series 2022-R05, Class 2M2, (30-day Avg SOFR + 3.00%), 8.32%, 04/25/42	180	184,833
Series 2022-R07, Class 1M1, (30-day Avg SOFR + 2.95%), 8.27%, 06/25/42	106	108,574
Series 2023-R05, Class 1M1, (30-day Avg SOFR + 1.90%), 7.22%, 06/25/43	171	173,137
Fannie Mae Connecticut Avenue Securities(c)
Series 2018-C02, Class 2M2, (30-day Avg SOFR + 2.31%), 7.64%, 08/25/30	112	114,878
Series 2021-R02, Class 2M1, (30-day Avg SOFR + 0.90%), 6.22%, 11/25/41(a)	45	44,904
Series 2021-R02, Class 2M2, (30-day Avg SOFR + 2.00%), 7.32%, 11/25/41(a)	125	125,916

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac STACR REMIC Trust(a)(c)
Series 2021-DNA3, Class M1, (30-day Avg SOFR + 0.75%), 6.07%, 10/25/33	$25	$25,457
Series 2021-DNA3, Class M2, (30-day Avg SOFR + 2.10%), 7.42%, 10/25/33	170	172,122
Series 2021-DNA5, Class M2, (30-day Avg SOFR + 1.65%), 6.97%, 01/25/34	107	108,749
Series 2021-DNA6, Class B1, (30-day Avg SOFR + 3.40%), 8.72%, 10/25/41	165	169,899
Series 2021-DNA6, Class M1, (30-day Avg SOFR + 0.80%), 6.12%, 10/25/41	114	114,116
Series 2021-DNA7, Class M1, (30-day Avg SOFR + 0.85%), 6.17%, 11/25/41	155	155,205
Series 2021-HQA2, Class M1, (30-day Avg SOFR + 0.70%), 6.02%, 12/25/33	2	1,728
Series 2022-DNA1, Class B1, (30-day Avg SOFR + 3.40%), 8.72%, 01/25/42	150	153,000
Series 2022-DNA5, Class M1A, (30-day Avg SOFR + 2.95%), 8.27%, 06/25/42	169	173,172
Series 2022-HQA1, Class M1A, (30-day Avg SOFR + 2.10%), 7.42%, 03/25/42	196	197,204
Series 2023-HQA3, Class M1, (30-day Avg SOFR + 1.85%), 7.17%, 11/25/43	94	94,726
JPMDB Commercial Mortgage Securities Trust, Series 2020- COR7, Class A5, 2.18%, 05/13/53	200	156,394
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.70%, 11/15/48	45	43,456

Total Non-Agency Mortgage-Backed Securities — 9.3% (Cost: $3,975,007)		3,950,623

Preferred Securities

Capital Trust — 0.0%

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 7.00%, 04/04/79(c)	10	10,247

Total Preferred Securities — 0.0% (Cost: $10,238)		10,247

U.S. Government Sponsored Agency Securities

Commercial Mortgage-Backed Securities — 0.7%
Fannie Mae, Series 2018-M4, Class A2, 3.06%, 03/25/28(c)	189	178,662
Freddie Mac Multifamily Structured Pass Through Certificates, Series KSG1, Class A2, 1.50%, 09/25/30	120	98,847

		277,509

Mortgage-Backed Securities — 33.3%
Freddie Mac Mortgage-Backed Securities
3.00%, 05/01/29 - 06/01/47	211	192,339
3.50%, 03/01/46 - 06/01/49	237	215,226
4.00%, 02/01/47 - 01/01/48	53	49,959
Ginnie Mae Mortgage-Backed Securities
3.00%, 05/20/45 - 11/20/51	901	795,771
3.50%, 06/20/45 - 09/20/48	579	529,936
4.00%, 03/20/46 - 12/20/52	263	246,053
2.50%, 12/20/46 - 07/20/51	1,124	951,820
4.50%, 07/20/47 - 03/20/54(e)	598	572,267
2.00%, 10/20/51 - 12/20/51	611	497,440
5.00%, 12/20/52 - 03/20/54(e)	1,131	1,105,438
5.50%, 03/20/53 - 03/20/54(e)	148	147,046

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities (continued)
6.00%, 03/20/54(e)	$250	$251,219
6.50%, 03/20/54(e)	100	101,356
Uniform Mortgage-Backed Securities
3.00%, 03/01/30 - 03/13/54(e)	562	494,618
2.50%, 04/01/32 - 03/13/54(e)	1,563	1,323,304
4.00%, 05/01/33 - 03/13/54(e)	545	508,216
3.50%, 02/01/34 - 03/13/54(e)	339	311,628
2.00%, 12/01/35 - 04/01/54(e)	3,248	2,648,707
1.50%, 03/01/36 - 11/01/51	160	121,316
5.00%, 03/01/41 - 03/01/54(e)	2,110	2,051,013
4.50%, 02/01/48 - 03/13/54(e)	159	153,659
5.50%, 03/01/53 - 03/13/54(e)	351	350,886
6.50%, 12/01/53 - 03/13/54(e)	265	269,734
6.00%, 03/13/54 - 04/11/54(e)	275	276,131

		14,165,082

Total U.S. Government Sponsored Agency Securities — 34.0% (Cost: $16,035,564)		14,442,591

U.S. Treasury Obligations
U.S. Treasury Bonds 6.00%, 02/15/26	100	102,617
4.50%, 08/15/39	230	233,612
3.88%, 02/15/43	125	114,438
4.75%, 11/15/43 - 11/15/53	250	262,492
3.38%, 11/15/48	825	685,427
2.88%, 05/15/49	275	207,936
1.25%, 05/15/50	150	76,184
U.S. Treasury Notes 4.63%, 06/30/25	850	847,311
0.25%, 09/30/25	400	372,656
4.00%, 12/15/25 - 02/29/28	1,300	1,284,195
0.75%, 08/31/26	2,100	1,915,594
3.63%, 05/31/28	500	486,738
3.75%, 12/31/28	100	97,727
0.63%, 05/15/30	500	401,387

Total U.S. Treasury Obligations — 16.7% (Cost: $7,597,974)		7,088,314

Total Long-Term Investments — 102.6% (Cost: $46,600,215)		43,628,059

	Shares

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.20%(f)(g)	489,043	489,043

Security	Par (000)	Value

U.S. Treasury Obligations — 8.2%
U.S. Treasury Bills(h)
5.40%, 03/28/24 - 06/11/24	$1,120	$1,105,581
5.38%, 04/23/24	1,100	1,091,442
U.S. Treasury Bonds, 7.50%, 11/15/24	200	203,953
U.S. Treasury Notes
2.00%, 06/30/24	900	890,051
2.38%, 08/15/24	200	197,367

		3,488,394

Total Short-Term Securities — 9.4% (Cost: $3,994,112)		3,977,437

Total Investments Before TBA Sale Commitments — 112.0% (Cost: $50,594,327)		47,605,496

TBA Sale Commitments(e)

Mortgage-Backed Securities — (7.3)%
Uniform Mortgage-Backed Securities
2.00%, 03/13/54	(175)	(137,491)
4.50%, 03/13/54	(185)	(175,108)
5.00%, 03/01/54	(2,717)	(2,634,642)
6.00%, 03/13/54	(100)	(100,417)
6.50%, 03/13/54	(50)	(50,874)

Total TBA Sale Commitments — (7.3)% (Proceeds: $(3,114,769))		(3,098,532)

Total Investments, Net of TBA Sale Commitments — 104.7% (Cost: $47,479,558)		44,506,964

Liabilities in Excess of Other Assets — (4.7)%		(2,007,260)

Net Assets — 100.0%		$42,499,704

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	When-issued security.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Represents or includes a TBA transaction.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	Rates are discount rates or a range of discount rates as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

7

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,258,114	$—	$(769,071	)(a)	$—	$—	$489,043	489,043	$15,584	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro Bund	2	03/07/24	$287	$(8,086)
U.S. Long Bond	20	06/18/24	2,386	7,019
10-Year Canadian Bond	4	06/19/24	353	907
2-Year U.S. Treasury Note	7	06/28/24	1,434	604
5-Year U.S. Treasury Note	29	06/28/24	3,103	2,472

				2,916

Short Contracts
Euro OAT	3	03/07/24	414	(2,499)
10-Year U.S. Treasury Note	7	06/18/24	774	(1,713)
10-Year U.S. Ultra Long Treasury Note	6	06/18/24	685	(1,979)
Ultra U.S. Treasury Bond	2	06/18/24	256	(2,128)
Long Gilt	1	06/26/24	124	(52)

				(8,371)

				$(5,455)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	30,000	USD	19,454	Barclays Bank PLC	03/20/24	$56
AUD	10,000	USD	6,498	Citibank N.A.	03/20/24	5
AUD	10,000	USD	6,499	Morgan Stanley & Co. International PLC	03/20/24	4
BRL	10,000	USD	1,989	Barclays Bank PLC	03/20/24	19
BRL	30,000	USD	6,016	Citibank N.A.	03/20/24	9
BRL	36,417	USD	7,313	Citibank N.A.	03/20/24	1
BRL	170,000	USD	34,121	Citibank N.A.	03/20/24	18
BRL	3,583	USD	719	Goldman Sachs International	03/20/24	—
BRL	20,000	USD	4,001	Goldman Sachs International	03/20/24	16
BRL	60,000	USD	12,003	Societe Generale	03/20/24	46
CAD	10,000	USD	7,366	HSBC Bank PLC	03/20/24	4
CAD	20,000	USD	14,724	Morgan Stanley & Co. International PLC	03/20/24	17
CLP	5,000,000	USD	5,087	BNP Paribas SA	03/20/24	84
CLP	13,000,000	USD	13,233	BNP Paribas SA	03/20/24	213
CLP	2,573,712	USD	2,643	Goldman Sachs International	03/20/24	19
CLP	9,000,000	USD	9,276	Goldman Sachs International	03/20/24	33
CLP	20,426,288	USD	21,030	Morgan Stanley & Co. International PLC	03/20/24	96
COP	50,000,000	USD	12,569	Bank of America N.A.	03/20/24	136
COP	30,000,000	USD	7,518	Barclays Bank PLC	03/20/24	105
COP	90,000,000	USD	22,822	Barclays Bank PLC	03/20/24	46
COP	30,000,000	USD	7,483	BNP Paribas SA	03/20/24	140

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	20,000,000	USD	5,080	Goldman Sachs International	03/20/24	$2
COP	20,000,000	USD	4,984	Goldman Sachs International	03/20/24	98
COP	20,000,000	USD	4,980	Goldman Sachs International	03/20/24	102
COP	30,000,000	USD	7,476	Goldman Sachs International	03/20/24	147
COP	30,000,000	USD	7,438	Goldman Sachs International	03/20/24	185
COP	50,000,000	USD	12,552	Goldman Sachs International	03/20/24	153
COP	30,000,000	USD	7,622	JPMorgan Chase Bank N.A.	03/20/24	1
COP	20,000,000	USD	4,948	Morgan Stanley & Co. International PLC	03/20/24	134
COP	150,000,000	USD	36,666	Morgan Stanley & Co. International PLC	03/20/24	1,448
CZK	300,000	USD	12,725	Bank of America N.A.	03/20/24	68
CZK	100,000	USD	4,252	Nomura International PLC	03/20/24	13
EUR	20,000	USD	21,619	Barclays Bank PLC	03/20/24	11
EUR	50,000	USD	53,951	Barclays Bank PLC	03/20/24	124
EUR	50,000	USD	53,917	Citibank N.A.	03/20/24	158
EUR	60,000	USD	64,663	Deutsche Bank AG	03/20/24	227
EUR	10,000	USD	10,814	Morgan Stanley & Co. International PLC	03/20/24	—
GBP	10,000	USD	12,610	Morgan Stanley & Co. International PLC	03/20/24	14
GBP	10,000	USD	12,548	Morgan Stanley & Co. International PLC	03/20/24	76
GBP	10,000	USD	12,556	Nomura International PLC	03/20/24	68
HUF	3,000,000	USD	8,247	Morgan Stanley & Co. International PLC	03/20/24	1
IDR	80,000,000	USD	5,088	Barclays Bank PLC	03/20/24	4
INR	800,000	USD	9,626	Bank of America N.A.	03/20/24	17
INR	500,000	USD	6,002	Deutsche Bank AG	03/20/24	24
INR	900,000	USD	10,809	Deutsche Bank AG	03/20/24	39
INR	800,000	USD	9,611	Goldman Sachs International	03/20/24	31
INR	1,300,000	USD	15,606	Goldman Sachs International	03/20/24	63
INR	8,600,000	USD	102,801	Goldman Sachs International	03/20/24	852
INR	1,700,000	USD	20,456	HSBC Bank PLC	03/20/24	34
KRW	30,000,000	USD	22,469	Bank of America N.A.	03/20/24	18
KRW	29,053,892	USD	21,775	Barclays Bank PLC	03/20/24	4
MXN	100,000	USD	5,846	Bank of America N.A.	03/20/24	6
MXN	100,000	USD	5,682	Bank of America N.A.	03/20/24	170
MXN	100,000	USD	5,844	Barclays Bank PLC	03/20/24	8
MXN	200,000	USD	11,641	Barclays Bank PLC	03/20/24	63
MXN	200,000	USD	11,564	Barclays Bank PLC	03/20/24	140
MXN	200,000	USD	11,489	Barclays Bank PLC	03/20/24	215
MXN	300,000	USD	17,400	Barclays Bank PLC	03/20/24	156
MXN	700,000	USD	39,561	Citibank N.A.	03/20/24	1,403
MXN	200,000	USD	11,680	Deutsche Bank AG	03/20/24	24
MXN	100,000	USD	5,752	Goldman Sachs International	03/20/24	100
MXN	100,000	USD	5,783	JPMorgan Chase Bank N.A.	03/20/24	69
MXN	200,000	USD	11,411	JPMorgan Chase Bank N.A.	03/20/24	293
MXN	100,000	USD	5,823	Morgan Stanley & Co. International PLC	03/20/24	29
MXN	200,000	USD	11,547	Morgan Stanley & Co. International PLC	03/20/24	157
MXN	390,000	USD	22,593	Morgan Stanley & Co. International PLC	03/20/24	229
PLN	130,000	USD	32,502	Barclays Bank PLC	03/20/24	49
PLN	50,000	USD	12,451	Deutsche Bank AG	03/20/24	68
PLN	100,000	USD	24,810	Deutsche Bank AG	03/20/24	228
PLN	50,000	USD	12,428	HSBC Bank PLC	03/20/24	92
PLN	300,000	USD	74,291	HSBC Bank PLC	03/20/24	825
PLN	50,000	USD	12,486	Societe Generale	03/20/24	34
SEK	9,114	USD	875	Bank of America N.A.	03/20/24	4
SEK	100,000	USD	9,640	Bank of America N.A.	03/20/24	13
SEK	100,000	USD	9,529	Barclays Bank PLC	03/20/24	124
SEK	200,000	USD	19,261	Deutsche Bank AG	03/20/24	45
SEK	200,000	USD	19,208	Deutsche Bank AG	03/20/24	98
SEK	200,000	USD	19,107	Deutsche Bank AG	03/20/24	199
SEK	300,000	USD	28,818	Deutsche Bank AG	03/20/24	141
SEK	400,000	USD	38,185	Deutsche Bank AG	03/20/24	427
SEK	100,000	USD	9,622	Goldman Sachs International	03/20/24	31
SEK	100,000	USD	9,601	Goldman Sachs International	03/20/24	52
SEK	190,886	USD	18,339	Goldman Sachs International	03/20/24	87

9

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	200,000	USD	19,163	Goldman Sachs International	03/20/24	$143
SEK	300,000	USD	28,409	Goldman Sachs International	03/20/24	550
SEK	100,000	USD	9,474	JPMorgan Chase Bank N.A.	03/20/24	179
SEK	100,000	USD	9,637	Morgan Stanley & Co. International PLC	03/20/24	16
SEK	100,000	USD	9,625	Morgan Stanley & Co. International PLC	03/20/24	28
SEK	1,100,000	USD	105,625	Morgan Stanley & Co. International PLC	03/20/24	558
SGD	50,000	USD	37,168	Barclays Bank PLC	03/20/24	18
USD	19,802	AUD	30,000	Bank of America N.A.	03/20/24	293
USD	19,830	AUD	30,000	Bank of America N.A.	03/20/24	321
USD	34,270	AUD	50,000	Bank of America N.A.	03/20/24	1,754
USD	4,416	AUD	6,723	Barclays Bank PLC	03/20/24	44
USD	6,563	AUD	10,000	Barclays Bank PLC	03/20/24	60
USD	6,712	AUD	10,000	Barclays Bank PLC	03/20/24	209
USD	6,743	AUD	10,000	Barclays Bank PLC	03/20/24	240
USD	26,430	AUD	40,000	BNP Paribas SA	03/20/24	417
USD	6,817	AUD	10,000	Citibank N.A.	03/20/24	314
USD	15,290	AUD	23,277	Goldman Sachs International	03/20/24	152
USD	19,686	AUD	30,000	Goldman Sachs International	03/20/24	177
USD	19,739	AUD	30,000	Goldman Sachs International	03/20/24	229
USD	26,105	AUD	40,000	Goldman Sachs International	03/20/24	92
USD	26,107	AUD	40,000	Goldman Sachs International	03/20/24	94
USD	27,252	AUD	40,000	HSBC Bank PLC	03/20/24	1,239
USD	6,515	AUD	10,000	JPMorgan Chase Bank N.A.	03/20/24	12
USD	6,615	AUD	10,000	JPMorgan Chase Bank N.A.	03/20/24	111
USD	13,187	AUD	20,000	JPMorgan Chase Bank N.A.	03/20/24	180
USD	6,519	AUD	10,000	Morgan Stanley & Co. International PLC	03/20/24	16
USD	13,183	AUD	20,000	Morgan Stanley & Co. International PLC	03/20/24	177
USD	13,194	AUD	20,000	Morgan Stanley & Co. International PLC	03/20/24	187
USD	39,530	AUD	60,000	Morgan Stanley & Co. International PLC	03/20/24	510
USD	59,453	AUD	90,000	Morgan Stanley & Co. International PLC	03/20/24	924
USD	111,744	AUD	170,000	Nomura International PLC	03/20/24	1,189
USD	4,038	BRL	20,000	Goldman Sachs International	03/20/24	22
USD	6,083	BRL	30,000	Goldman Sachs International	03/20/24	59
USD	20,150	BRL	100,000	Morgan Stanley & Co. International PLC	03/20/24	68
USD	14,801	CAD	20,000	Bank of America N.A.	03/20/24	60
USD	6,760	CAD	8,983	Barclays Bank PLC	03/20/24	139
USD	14,820	CAD	20,000	Barclays Bank PLC	03/20/24	79
USD	22,294	CAD	30,000	Barclays Bank PLC	03/20/24	183
USD	22,343	CAD	30,000	Barclays Bank PLC	03/20/24	231
USD	7,392	CAD	10,000	Citibank N.A.	03/20/24	22
USD	7,404	CAD	10,000	Citibank N.A.	03/20/24	34
USD	22,347	CAD	30,000	Citibank N.A.	03/20/24	235
USD	7,455	CAD	10,000	Deutsche Bank AG	03/20/24	84
USD	14,975	CAD	20,000	Deutsche Bank AG	03/20/24	234
USD	22,120	CAD	30,000	Goldman Sachs International	03/20/24	9
USD	22,304	CAD	30,000	Goldman Sachs International	03/20/24	193
USD	23,346	CAD	31,017	Goldman Sachs International	03/20/24	485
USD	36,966	CAD	50,000	Goldman Sachs International	03/20/24	114
USD	7,392	CAD	10,000	HSBC Bank PLC	03/20/24	21
USD	14,834	CAD	20,000	HSBC Bank PLC	03/20/24	93
USD	22,276	CAD	30,000	JPMorgan Chase Bank N.A.	03/20/24	165
USD	7,392	CAD	10,000	Morgan Stanley & Co. International PLC	03/20/24	21
USD	7,411	CAD	10,000	Morgan Stanley & Co. International PLC	03/20/24	41
USD	7,418	CAD	10,000	Morgan Stanley & Co. International PLC	03/20/24	47
USD	7,430	CAD	10,000	Morgan Stanley & Co. International PLC	03/20/24	60
USD	14,974	CAD	20,000	Morgan Stanley & Co. International PLC	03/20/24	233
USD	23,187	CHF	20,000	Barclays Bank PLC	03/20/24	533
USD	11,628	CHF	10,000	BNP Paribas SA	03/20/24	301
USD	23,279	CHF	20,000	Citibank N.A.	03/20/24	625
USD	11,738	CHF	10,000	Deutsche Bank AG	03/20/24	411
USD	2,494	CHF	2,160	Goldman Sachs International	03/20/24	48
USD	11,645	CHF	10,000	Goldman Sachs International	03/20/24	318

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,794	CHF	10,000	Goldman Sachs International	03/20/24	$467
USD	11,797	CHF	10,000	Goldman Sachs International	03/20/24	470
USD	11,831	CHF	10,000	Goldman Sachs International	03/20/24	504
USD	23,021	CHF	20,000	Goldman Sachs International	03/20/24	367
USD	23,265	CHF	20,000	Goldman Sachs International	03/20/24	611
USD	23,475	CHF	20,000	Goldman Sachs International	03/20/24	821
USD	34,928	CHF	30,000	Goldman Sachs International	03/20/24	946
USD	35,618	CHF	30,000	Goldman Sachs International	03/20/24	1,636
USD	11,648	CHF	10,000	HSBC Bank PLC	03/20/24	321
USD	11,847	CHF	10,000	HSBC Bank PLC	03/20/24	520
USD	23,028	CHF	20,000	HSBC Bank PLC	03/20/24	374
USD	11,766	CHF	10,000	JPMorgan Chase Bank N.A.	03/20/24	439
USD	11,392	CHF	10,000	Morgan Stanley & Co. International PLC	03/20/24	65
USD	11,499	CHF	10,000	Morgan Stanley & Co. International PLC	03/20/24	172
USD	11,808	CHF	10,000	Morgan Stanley & Co. International PLC	03/20/24	481
USD	20,616	CHF	17,840	Morgan Stanley & Co. International PLC	03/20/24	408
USD	23,161	CHF	20,000	Morgan Stanley & Co. International PLC	03/20/24	507
USD	23,446	CHF	20,000	Morgan Stanley & Co. International PLC	03/20/24	792
USD	3,247	CLP	3,000,000	Barclays Bank PLC	03/20/24	144
USD	8,004	CLP	7,000,000	Barclays Bank PLC	03/20/24	764
USD	3,222	CLP	3,000,000	Citibank N.A.	03/20/24	120
USD	4,461	CLP	4,000,000	Citibank N.A.	03/20/24	324
USD	7,633	CLP	7,000,000	Citibank N.A.	03/20/24	393
USD	10,205	CLP	9,000,000	Citibank N.A.	03/20/24	896
USD	3,161	CLP	3,000,000	Goldman Sachs International	03/20/24	59
USD	4,541	CLP	4,000,000	Goldman Sachs International	03/20/24	404
USD	9,820	CLP	9,000,000	Goldman Sachs International	03/20/24	511
USD	10,864	CLP	10,000,000	Goldman Sachs International	03/20/24	521
USD	7,948	CLP	7,000,000	JPMorgan Chase Bank N.A.	03/20/24	708
USD	5,533	CLP	5,000,000	Morgan Stanley & Co. International PLC	03/20/24	361
USD	5,558	CLP	4,855,000	Morgan Stanley & Co. International PLC	03/20/24	536
USD	17,662	CZK	400,000	Bank of America N.A.	03/20/24	605
USD	4,394	CZK	100,000	Barclays Bank PLC	03/20/24	130
USD	17,900	CZK	400,000	Barclays Bank PLC	03/20/24	842
USD	21,370	CZK	500,000	Barclays Bank PLC	03/20/24	48
USD	4,395	CZK	100,000	Citibank N.A.	03/20/24	131
USD	13,073	CZK	300,000	Deutsche Bank AG	03/20/24	280
USD	13,164	CZK	300,000	Deutsche Bank AG	03/20/24	371
USD	21,977	CZK	500,000	Deutsche Bank AG	03/20/24	656
USD	4,436	CZK	100,000	Goldman Sachs International	03/20/24	172
USD	8,714	CZK	200,000	Goldman Sachs International	03/20/24	185
USD	25,849	CZK	600,000	JPMorgan Chase Bank N.A.	03/20/24	263
USD	136,739	CZK	3,100,000	Morgan Stanley & Co. International PLC	03/20/24	4,546
USD	21,900	EUR	20,000	Bank of America N.A.	03/20/24	271
USD	33,035	EUR	30,000	Bank of America N.A.	03/20/24	591
USD	10,997	EUR	10,000	Citibank N.A.	03/20/24	182
USD	11,164	EUR	10,000	Citibank N.A.	03/20/24	349
USD	10,906	EUR	10,000	Deutsche Bank AG	03/20/24	91
USD	21,654	EUR	20,000	Deutsche Bank AG	03/20/24	24
USD	32,904	EUR	30,000	Deutsche Bank AG	03/20/24	460
USD	5,414	EUR	5,000	HSBC Bank PLC	03/20/24	7
USD	10,986	EUR	10,000	JPMorgan Chase Bank N.A.	03/20/24	171
USD	21,953	EUR	20,000	JPMorgan Chase Bank N.A.	03/20/24	323
USD	44,113	EUR	40,000	JPMorgan Chase Bank N.A.	03/20/24	853
USD	10,816	EUR	10,000	Morgan Stanley & Co. International PLC	03/20/24	1
USD	10,836	EUR	10,000	Morgan Stanley & Co. International PLC	03/20/24	21
USD	10,978	EUR	10,000	Morgan Stanley & Co. International PLC	03/20/24	163
USD	11,053	EUR	10,000	Morgan Stanley & Co. International PLC	03/20/24	238
USD	22,050	EUR	20,000	Morgan Stanley & Co. International PLC	03/20/24	420
USD	88,765	EUR	80,000	Morgan Stanley & Co. International PLC	03/20/24	2,246
USD	12,633	GBP	10,000	Barclays Bank PLC	03/20/24	9
USD	12,662	GBP	10,000	Barclays Bank PLC	03/20/24	38

11

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,689	GBP	10,000	Barclays Bank PLC	03/20/24	$64
USD	12,806	GBP	10,000	Barclays Bank PLC	03/20/24	182
USD	12,734	GBP	10,000	Deutsche Bank AG	03/20/24	110
USD	12,650	GBP	10,000	Goldman Sachs International	03/20/24	26
USD	12,672	GBP	10,000	Morgan Stanley & Co. International PLC	03/20/24	48
USD	38,072	GBP	30,000	Morgan Stanley & Co. International PLC	03/20/24	199
USD	63,389	GBP	50,000	Morgan Stanley & Co. International PLC	03/20/24	268
USD	14,122	HKD	110,000	HSBC Bank PLC	03/20/24	66
USD	5,692	HUF	2,000,000	Barclays Bank PLC	03/20/24	193
USD	5,746	HUF	2,000,000	Barclays Bank PLC	03/20/24	247
USD	25,878	HUF	9,000,000	Barclays Bank PLC	03/20/24	1,135
USD	33,265	HUF	12,000,000	BNP Paribas SA	03/20/24	274
USD	5,539	HUF	2,000,000	Citibank N.A.	03/20/24	40
USD	11,102	HUF	4,000,000	Deutsche Bank AG	03/20/24	105
USD	5,598	HUF	2,000,000	Goldman Sachs International	03/20/24	99
USD	8,522	HUF	3,000,000	Goldman Sachs International	03/20/24	274
USD	5,651	HUF	2,000,000	JPMorgan Chase Bank N.A.	03/20/24	153
USD	5,723	HUF	2,000,000	JPMorgan Chase Bank N.A.	03/20/24	225
USD	8,615	HUF	3,000,000	JPMorgan Chase Bank N.A.	03/20/24	367
USD	17,013	HUF	6,000,000	JPMorgan Chase Bank N.A.	03/20/24	518
USD	22,118	HUF	8,000,000	JPMorgan Chase Bank N.A.	03/20/24	124
USD	2,839	HUF	1,000,000	Morgan Stanley & Co. International PLC	03/20/24	90
USD	2,866	HUF	1,000,000	Morgan Stanley & Co. International PLC	03/20/24	116
USD	5,587	HUF	2,000,000	Morgan Stanley & Co. International PLC	03/20/24	88
USD	5,597	HUF	2,000,000	Morgan Stanley & Co. International PLC	03/20/24	98
USD	5,751	HUF	2,000,000	Morgan Stanley & Co. International PLC	03/20/24	252
USD	8,352	HUF	3,000,000	Nomura International PLC	03/20/24	104
USD	22,241	HUF	8,000,000	Societe Generale	03/20/24	247
USD	4,473	IDR	70,000,000	Barclays Bank PLC	03/20/24	17
USD	30,676	IDR	480,000,000	Barclays Bank PLC	03/20/24	121
USD	11,034	IDR	170,000,000	Deutsche Bank AG	03/20/24	212
USD	15,473	IDR	240,000,000	Deutsche Bank AG	03/20/24	195
USD	20,580	IDR	320,000,000	Deutsche Bank AG	03/20/24	210
USD	28,259	IDR	440,000,000	Deutsche Bank AG	03/20/24	251
USD	40,866	IDR	640,000,000	Deutsche Bank AG	03/20/24	126
USD	4,503	IDR	70,000,000	Goldman Sachs International	03/20/24	47
USD	6,393	IDR	100,000,000	Goldman Sachs International	03/20/24	27
USD	5,171	IDR	80,000,000	JPMorgan Chase Bank N.A.	03/20/24	78
USD	12,945	IDR	200,000,000	Morgan Stanley & Co. International PLC	03/20/24	214
USD	18,084	INR	1,500,000	Barclays Bank PLC	03/20/24	4
USD	11,478	KRW	15,000,000	Bank of America N.A.	03/20/24	234
USD	7,503	KRW	10,000,000	Barclays Bank PLC	03/20/24	7
USD	18,767	KRW	25,000,000	Barclays Bank PLC	03/20/24	28
USD	3,807	KRW	5,000,000	Citibank N.A.	03/20/24	59
USD	3,904	KRW	5,000,000	Goldman Sachs International	03/20/24	156
USD	11,564	KRW	15,000,000	Goldman Sachs International	03/20/24	320
USD	7,721	KRW	10,000,000	JPMorgan Chase Bank N.A.	03/20/24	225
USD	15,228	KRW	20,000,000	JPMorgan Chase Bank N.A.	03/20/24	236
USD	22,976	KRW	30,000,000	JPMorgan Chase Bank N.A.	03/20/24	489
USD	11,388	KRW	15,000,000	Morgan Stanley & Co. International PLC	03/20/24	144
USD	5,862	MXN	100,000	Barclays Bank PLC	03/20/24	10
USD	9,436	NOK	100,000	Deutsche Bank AG	03/20/24	17
USD	9,509	NOK	100,000	Deutsche Bank AG	03/20/24	90
USD	28,519	NOK	300,000	Deutsche Bank AG	03/20/24	263
USD	9,431	NOK	100,000	Goldman Sachs International	03/20/24	12
USD	9,437	NOK	100,000	Goldman Sachs International	03/20/24	18
USD	9,510	NOK	100,000	Morgan Stanley & Co. International PLC	03/20/24	92
USD	9,563	NOK	100,000	Morgan Stanley & Co. International PLC	03/20/24	144
USD	9,587	NOK	100,000	Morgan Stanley & Co. International PLC	03/20/24	168
USD	12,419	NZD	20,000	Bank of America N.A.	03/20/24	242
USD	6,107	NZD	10,000	Barclays Bank PLC	03/20/24	19
USD	7,066	NZD	11,347	Barclays Bank PLC	03/20/24	157

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,286	NZD	20,000	Barclays Bank PLC	03/20/24	$109
USD	18,516	NZD	30,000	Barclays Bank PLC	03/20/24	251
USD	36,596	NZD	60,000	Barclays Bank PLC	03/20/24	65
USD	36,685	NZD	60,000	Barclays Bank PLC	03/20/24	154
USD	30,491	NZD	50,000	Citibank N.A.	03/20/24	48
USD	6,217	NZD	10,000	Goldman Sachs International	03/20/24	129
USD	12,221	NZD	20,000	Goldman Sachs International	03/20/24	44
USD	12,238	NZD	20,000	Goldman Sachs International	03/20/24	60
USD	12,253	NZD	20,000	Goldman Sachs International	03/20/24	76
USD	12,324	NZD	20,000	Goldman Sachs International	03/20/24	147
USD	12,362	NZD	20,000	Goldman Sachs International	03/20/24	185
USD	12,434	NZD	20,000	Goldman Sachs International	03/20/24	256
USD	17,839	NZD	28,653	Goldman Sachs International	03/20/24	393
USD	18,327	NZD	30,000	Goldman Sachs International	03/20/24	61
USD	18,344	NZD	30,000	Goldman Sachs International	03/20/24	78
USD	6,269	NZD	10,000	HSBC Bank PLC	03/20/24	180
USD	12,259	NZD	20,000	HSBC Bank PLC	03/20/24	82
USD	24,410	NZD	40,000	HSBC Bank PLC	03/20/24	56
USD	12,447	NZD	20,000	Morgan Stanley & Co. International PLC	03/20/24	270
USD	26,774	PHP	1,500,000	Bank of America N.A.	03/20/24	70
USD	66,457	PHP	3,700,000	Bank of America N.A.	03/20/24	587
USD	3,594	PHP	200,000	Barclays Bank PLC	03/20/24	34
USD	10,737	PHP	600,000	BNP Paribas SA	03/20/24	56
USD	7,214	PHP	400,000	Goldman Sachs International	03/20/24	93
USD	8,929	PHP	500,000	HSBC Bank PLC	03/20/24	27
USD	5,362	PHP	300,000	JPMorgan Chase Bank N.A.	03/20/24	22
USD	16,183	PHP	900,000	Societe Generale	03/20/24	161
USD	12,572	PLN	50,000	Morgan Stanley & Co. International PLC	03/20/24	52
USD	19,653	SEK	200,000	Barclays Bank PLC	03/20/24	347
USD	38,643	SEK	400,000	Barclays Bank PLC	03/20/24	31
USD	39,361	SEK	400,000	Barclays Bank PLC	03/20/24	749
USD	9,793	SEK	100,000	Citibank N.A.	03/20/24	140
USD	9,783	SEK	100,000	Goldman Sachs International	03/20/24	130
USD	19,522	SEK	200,000	Goldman Sachs International	03/20/24	216
USD	29,265	SEK	300,000	Goldman Sachs International	03/20/24	306
USD	10,100	SEK	100,000	Societe Generale	03/20/24	447
USD	15,081	SGD	20,000	Barclays Bank PLC	03/20/24	207
USD	22,701	SGD	30,000	Barclays Bank PLC	03/20/24	389
USD	29,894	SGD	40,000	Barclays Bank PLC	03/20/24	146
USD	7,472	SGD	10,000	Goldman Sachs International	03/20/24	35
USD	7,536	SGD	10,000	Goldman Sachs International	03/20/24	99
USD	15,094	SGD	20,000	Goldman Sachs International	03/20/24	220
USD	7,463	SGD	10,000	HSBC Bank PLC	03/20/24	26
USD	7,477	SGD	10,000	JPMorgan Chase Bank N.A.	03/20/24	40
USD	7,536	SGD	10,000	JPMorgan Chase Bank N.A.	03/20/24	98
USD	67,319	SGD	90,000	JPMorgan Chase Bank N.A.	03/20/24	385
USD	7,481	SGD	10,000	Morgan Stanley & Co. International PLC	03/20/24	44
USD	7,489	SGD	10,000	Morgan Stanley & Co. International PLC	03/20/24	52
USD	14,938	SGD	20,000	Morgan Stanley & Co. International PLC	03/20/24	64
USD	14,961	SGD	20,000	Morgan Stanley & Co. International PLC	03/20/24	87
USD	7,532	SGD	10,000	Nomura International PLC	03/20/24	95
USD	45,227	SGD	60,000	Societe Generale	03/20/24	605
USD	2,849	THB	100,000	Barclays Bank PLC	03/20/24	58
USD	5,731	THB	200,000	Barclays Bank PLC	03/20/24	148
USD	25,225	THB	900,000	Barclays Bank PLC	03/20/24	99
USD	25,408	THB	900,000	Barclays Bank PLC	03/20/24	282
USD	28,206	THB	1,000,000	Barclays Bank PLC	03/20/24	288
USD	5,750	THB	200,000	Goldman Sachs International	03/20/24	167
USD	8,477	THB	300,000	Goldman Sachs International	03/20/24	101
USD	8,802	THB	300,000	Goldman Sachs International	03/20/24	426
USD	14,168	THB	500,000	Goldman Sachs International	03/20/24	209
USD	9,689	TWD	300,000	Bank of America N.A.	03/20/24	206

13

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,207	TWD	100,000	Barclays Bank PLC	03/20/24	$47
USD	6,424	TWD	200,000	BNP Paribas SA	03/20/24	103
USD	12,836	TWD	400,000	BNP Paribas SA	03/20/24	193
USD	9,546	TWD	300,000	Deutsche Bank AG	03/20/24	64
USD	9,560	TWD	300,000	Deutsche Bank AG	03/20/24	78
USD	9,579	TWD	300,000	Deutsche Bank AG	03/20/24	97
USD	9,583	TWD	300,000	Deutsche Bank AG	03/20/24	101
USD	9,885	TWD	300,000	Deutsche Bank AG	03/20/24	403
USD	15,962	TWD	500,000	Deutsche Bank AG	03/20/24	158
USD	9,580	TWD	300,000	Morgan Stanley & Co. International PLC	03/20/24	98
USD	19,304	TWD	600,000	Morgan Stanley & Co. International PLC	03/20/24	339
USD	5,262	ZAR	100,000	Bank of America N.A.	03/20/24	55
USD	10,530	ZAR	200,000	Barclays Bank PLC	03/20/24	117
USD	5,265	ZAR	100,000	Deutsche Bank AG	03/20/24	58
USD	5,316	ZAR	100,000	Deutsche Bank AG	03/20/24	109
USD	5,219	ZAR	100,000	Goldman Sachs International	03/20/24	12
USD	5,256	ZAR	100,000	Goldman Sachs International	03/20/24	49
USD	5,322	ZAR	100,000	Goldman Sachs International	03/20/24	115
USD	6,262	ZAR	120,000	Goldman Sachs International	03/20/24	14
USD	10,622	ZAR	200,000	Goldman Sachs International	03/20/24	208
USD	9,402	ZAR	180,000	JPMorgan Chase Bank N.A.	03/20/24	30
USD	15,820	ZAR	300,000	JPMorgan Chase Bank N.A.	03/20/24	200
USD	5,257	ZAR	100,000	Morgan Stanley & Co. International PLC	03/20/24	50
USD	5,309	ZAR	100,000	Morgan Stanley & Co. International PLC	03/20/24	103
USD	5,339	ZAR	100,000	Morgan Stanley & Co. International PLC	03/20/24	133
USD	10,478	ZAR	200,000	Morgan Stanley & Co. International PLC	03/20/24	65
USD	10,545	ZAR	200,000	Morgan Stanley & Co. International PLC	03/20/24	131
USD	10,686	ZAR	200,000	Morgan Stanley & Co. International PLC	03/20/24	273
USD	15,741	ZAR	300,000	Morgan Stanley & Co. International PLC	03/20/24	121
USD	15,939	ZAR	300,000	Morgan Stanley & Co. International PLC	03/20/24	319
USD	36,643	ZAR	700,000	Morgan Stanley & Co. International PLC	03/20/24	196
ZAR	200,000	USD	10,373	Goldman Sachs International	03/20/24	40
ZAR	1,800,000	USD	93,409	Morgan Stanley & Co. International PLC	03/20/24	313
JPY	4,000,000	USD	26,703	Barclays Bank PLC	03/21/24	48
USD	13,378	JPY	2,000,000	Barclays Bank PLC	03/21/24	2
USD	13,517	JPY	2,000,000	Barclays Bank PLC	03/21/24	141
USD	47,085	JPY	7,000,000	JPMorgan Chase Bank N.A.	03/21/24	269
USD	7,108	JPY	1,000,000	Morgan Stanley & Co. International PLC	03/21/24	420
USD	14,065	JPY	2,000,000	Morgan Stanley & Co. International PLC	03/21/24	689
USD	27,813	JPY	4,000,000	Morgan Stanley & Co. International PLC	03/21/24	1,062
USD	40,378	JPY	6,000,000	Morgan Stanley & Co. International PLC	03/21/24	250

						84,997

AUD	20,000	USD	13,101	Bank of America N.A.	03/20/24	(95)
AUD	30,000	USD	19,882	Bank of America N.A.	03/20/24	(372)
AUD	40,000	USD	27,422	Bank of America N.A.	03/20/24	(1,409)
AUD	30,000	USD	19,721	Barclays Bank PLC	03/20/24	(212)
AUD	10,000	USD	6,739	Goldman Sachs International	03/20/24	(235)
AUD	30,000	USD	20,184	Goldman Sachs International	03/20/24	(674)
AUD	30,000	USD	19,739	Goldman Sachs International	03/20/24	(230)
AUD	10,000	USD	6,751	HSBC Bank PLC	03/20/24	(248)
AUD	10,000	USD	6,717	HSBC Bank PLC	03/20/24	(214)
AUD	20,000	USD	13,210	HSBC Bank PLC	03/20/24	(204)
AUD	10,000	USD	6,672	JPMorgan Chase Bank N.A.	03/20/24	(169)
AUD	10,000	USD	6,707	Morgan Stanley & Co. International PLC	03/20/24	(204)
AUD	10,000	USD	6,557	Morgan Stanley & Co. International PLC	03/20/24	(54)
AUD	20,000	USD	13,561	Morgan Stanley & Co. International PLC	03/20/24	(555)
AUD	30,000	USD	19,586	Morgan Stanley & Co. International PLC	03/20/24	(76)
BRL	20,000	USD	4,050	Barclays Bank PLC	03/20/24	(34)
BRL	30,000	USD	6,067	BNP Paribas SA	03/20/24	(42)
BRL	40,000	USD	8,064	BNP Paribas SA	03/20/24	(32)
BRL	10,000	USD	2,020	Citibank N.A.	03/20/24	(12)

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	30,000	USD	6,179	Goldman Sachs International	03/20/24	$(154)
BRL	30,000	USD	6,063	Goldman Sachs International	03/20/24	(39)
BRL	30,000	USD	6,061	Goldman Sachs International	03/20/24	(37)
BRL	40,000	USD	8,202	Goldman Sachs International	03/20/24	(169)
BRL	40,000	USD	8,162	Goldman Sachs International	03/20/24	(129)
BRL	40,000	USD	8,137	Goldman Sachs International	03/20/24	(104)
BRL	40,000	USD	8,039	Goldman Sachs International	03/20/24	(7)
BRL	50,000	USD	10,177	Goldman Sachs International	03/20/24	(136)
BRL	60,000	USD	12,080	Goldman Sachs International	03/20/24	(31)
BRL	30,000	USD	6,067	Morgan Stanley & Co. International PLC	03/20/24	(43)
BRL	620,000	USD	124,723	Morgan Stanley & Co. International PLC	03/20/24	(217)
CAD	20,000	USD	14,962	Bank of America N.A.	03/20/24	(221)
CAD	20,000	USD	14,829	Bank of America N.A.	03/20/24	(88)
CAD	40,000	USD	29,936	Bank of America N.A.	03/20/24	(454)
CAD	60,000	USD	44,525	Bank of America N.A.	03/20/24	(302)
CAD	20,000	USD	14,878	Barclays Bank PLC	03/20/24	(137)
CAD	20,000	USD	14,924	Deutsche Bank AG	03/20/24	(183)
CAD	20,000	USD	14,842	Goldman Sachs International	03/20/24	(101)
CAD	30,000	USD	22,355	Goldman Sachs International	03/20/24	(244)
CAD	30,000	USD	22,348	Goldman Sachs International	03/20/24	(237)
CAD	30,000	USD	22,258	Goldman Sachs International	03/20/24	(146)
CAD	30,000	USD	22,480	HSBC Bank PLC	03/20/24	(369)
CAD	10,000	USD	7,480	JPMorgan Chase Bank N.A.	03/20/24	(110)
CAD	20,000	USD	15,024	JPMorgan Chase Bank N.A.	03/20/24	(284)
CAD	20,000	USD	14,892	JPMorgan Chase Bank N.A.	03/20/24	(151)
CAD	90,000	USD	66,960	JPMorgan Chase Bank N.A.	03/20/24	(626)
CAD	20,000	USD	15,164	Morgan Stanley & Co. International PLC	03/20/24	(424)
CAD	20,000	USD	14,802	Morgan Stanley & Co. International PLC	03/20/24	(61)
CAD	10,000	USD	7,453	Nomura International PLC	03/20/24	(82)
CHF	10,000	USD	11,356	Barclays Bank PLC	03/20/24	(29)
CHF	20,000	USD	22,752	Barclays Bank PLC	03/20/24	(98)
CHF	40,000	USD	45,549	BNP Paribas SA	03/20/24	(241)
CHF	10,000	USD	11,656	Citibank N.A.	03/20/24	(329)
CHF	10,000	USD	11,823	Deutsche Bank AG	03/20/24	(496)
CHF	30,000	USD	34,146	Goldman Sachs International	03/20/24	(165)
CHF	30,000	USD	34,129	Goldman Sachs International	03/20/24	(148)
CHF	50,000	USD	57,488	HSBC Bank PLC	03/20/24	(852)
CHF	30,000	USD	34,185	Morgan Stanley & Co. International PLC	03/20/24	(203)
CLP	4,000,000	USD	4,369	Bank of America N.A.	03/20/24	(232)
CLP	11,000,000	USD	12,379	BNP Paribas SA	03/20/24	(1,001)
CLP	5,000,000	USD	5,411	Goldman Sachs International	03/20/24	(239)
CLP	3,000,000	USD	3,111	JPMorgan Chase Bank N.A.	03/20/24	(8)
CLP	8,000,000	USD	8,501	JPMorgan Chase Bank N.A.	03/20/24	(227)
CLP	9,000,000	USD	10,248	JPMorgan Chase Bank N.A.	03/20/24	(939)
CLP	5,000,000	USD	5,477	Morgan Stanley & Co. International PLC	03/20/24	(306)
CLP	9,000,000	USD	10,066	Morgan Stanley & Co. International PLC	03/20/24	(757)
CLP	11,855,000	USD	13,478	Morgan Stanley & Co. International PLC	03/20/24	(1,216)
COP	10,000,000	USD	2,543	BNP Paribas SA	03/20/24	(2)
COP	20,000,000	USD	5,155	Morgan Stanley & Co. International PLC	03/20/24	(73)
CZK	300,000	USD	13,180	Bank of America N.A.	03/20/24	(387)
CZK	200,000	USD	8,753	Barclays Bank PLC	03/20/24	(224)
CZK	200,000	USD	8,743	Barclays Bank PLC	03/20/24	(215)
CZK	300,000	USD	13,011	Deutsche Bank AG	03/20/24	(218)
CZK	400,000	USD	17,533	Deutsche Bank AG	03/20/24	(475)
CZK	600,000	USD	26,055	Deutsche Bank AG	03/20/24	(470)
CZK	200,000	USD	8,832	Goldman Sachs International	03/20/24	(303)
CZK	270,000	USD	11,760	HSBC Bank PLC	03/20/24	(246)
CZK	500,000	USD	21,545	JPMorgan Chase Bank N.A.	03/20/24	(224)
CZK	100,000	USD	4,466	Morgan Stanley & Co. International PLC	03/20/24	(202)
CZK	300,000	USD	13,379	Morgan Stanley & Co. International PLC	03/20/24	(586)
CZK	300,000	USD	13,316	Morgan Stanley & Co. International PLC	03/20/24	(523)
EUR	10,000	USD	10,902	Bank of America N.A.	03/20/24	(87)

15

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	10,000	USD	10,867	Bank of America N.A.	03/20/24	$(52)
EUR	10,000	USD	10,857	Barclays Bank PLC	03/20/24	(42)
EUR	20,000	USD	21,674	Barclays Bank PLC	03/20/24	(44)
EUR	30,000	USD	32,730	Barclays Bank PLC	03/20/24	(285)
EUR	40,000	USD	43,319	Barclays Bank PLC	03/20/24	(60)
EUR	10,000	USD	10,939	Goldman Sachs International	03/20/24	(124)
EUR	20,000	USD	21,716	Goldman Sachs International	03/20/24	(86)
EUR	10,000	USD	10,858	HSBC Bank PLC	03/20/24	(44)
EUR	30,000	USD	32,594	HSBC Bank PLC	03/20/24	(149)
EUR	10,000	USD	10,914	JPMorgan Chase Bank N.A.	03/20/24	(99)
EUR	10,000	USD	10,893	JPMorgan Chase Bank N.A.	03/20/24	(78)
EUR	20,000	USD	21,695	JPMorgan Chase Bank N.A.	03/20/24	(65)
EUR	10,000	USD	10,947	Morgan Stanley & Co. International PLC	03/20/24	(132)
EUR	10,000	USD	10,892	Morgan Stanley & Co. International PLC	03/20/24	(77)
EUR	40,000	USD	43,657	Morgan Stanley & Co. International PLC	03/20/24	(397)
EUR	30,000	USD	32,694	Societe Generale	03/20/24	(250)
EUR	50,000	USD	54,316	Societe Generale	03/20/24	(241)
GBP	20,000	USD	25,416	Bank of America N.A.	03/20/24	(168)
GBP	10,000	USD	12,751	Barclays Bank PLC	03/20/24	(127)
GBP	10,000	USD	12,680	Barclays Bank PLC	03/20/24	(56)
GBP	10,000	USD	12,632	Barclays Bank PLC	03/20/24	(8)
GBP	20,000	USD	25,391	Deutsche Bank AG	03/20/24	(142)
GBP	10,000	USD	12,680	Goldman Sachs International	03/20/24	(56)
GBP	20,000	USD	25,488	Goldman Sachs International	03/20/24	(239)
GBP	20,000	USD	25,347	Goldman Sachs International	03/20/24	(98)
GBP	10,000	USD	12,703	HSBC Bank PLC	03/20/24	(79)
GBP	10,000	USD	12,736	JPMorgan Chase Bank N.A.	03/20/24	(112)
GBP	10,000	USD	12,763	Morgan Stanley & Co. International PLC	03/20/24	(138)
GBP	10,000	USD	12,758	Morgan Stanley & Co. International PLC	03/20/24	(134)
GBP	10,000	USD	12,753	Morgan Stanley & Co. International PLC	03/20/24	(128)
GBP	10,000	USD	12,693	Morgan Stanley & Co. International PLC	03/20/24	(69)
GBP	10,000	USD	12,687	Morgan Stanley & Co. International PLC	03/20/24	(63)
GBP	10,000	USD	12,680	Morgan Stanley & Co. International PLC	03/20/24	(56)
GBP	10,000	USD	12,638	Morgan Stanley & Co. International PLC	03/20/24	(14)
GBP	20,000	USD	25,495	Morgan Stanley & Co. International PLC	03/20/24	(246)
GBP	20,000	USD	25,462	Morgan Stanley & Co. International PLC	03/20/24	(214)
GBP	30,000	USD	38,147	Morgan Stanley & Co. International PLC	03/20/24	(275)
HUF	3,000,000	USD	8,348	Deutsche Bank AG	03/20/24	(100)
HUF	6,000,000	USD	16,779	Deutsche Bank AG	03/20/24	(283)
HUF	8,000,000	USD	22,179	Deutsche Bank AG	03/20/24	(185)
HUF	10,000,000	USD	28,047	Deutsche Bank AG	03/20/24	(554)
HUF	3,000,000	USD	8,469	HSBC Bank PLC	03/20/24	(222)
HUF	6,000,000	USD	16,844	JPMorgan Chase Bank N.A.	03/20/24	(348)
HUF	15,000,000	USD	41,992	JPMorgan Chase Bank N.A.	03/20/24	(754)
HUF	1,000,000	USD	2,824	Morgan Stanley & Co. International PLC	03/20/24	(74)
HUF	2,000,000	USD	5,590	Morgan Stanley & Co. International PLC	03/20/24	(92)
HUF	3,000,000	USD	8,417	Morgan Stanley & Co. International PLC	03/20/24	(169)
IDR	40,000,000	USD	2,565	Bank of America N.A.	03/20/24	(19)
IDR	100,000,000	USD	6,382	Bank of America N.A.	03/20/24	(17)
IDR	45,664,047	USD	2,913	Barclays Bank PLC	03/20/24	(6)
IDR	90,000,000	USD	5,746	Barclays Bank PLC	03/20/24	(17)
IDR	190,000,000	USD	12,155	Barclays Bank PLC	03/20/24	(61)
IDR	230,000,000	USD	14,695	Barclays Bank PLC	03/20/24	(54)
IDR	270,000,000	USD	17,286	Barclays Bank PLC	03/20/24	(98)
IDR	120,000,000	USD	7,668	Citibank N.A.	03/20/24	(30)
IDR	160,000,000	USD	10,233	Citibank N.A.	03/20/24	(48)
IDR	70,000,000	USD	4,477	Deutsche Bank AG	03/20/24	(21)
IDR	90,000,000	USD	5,815	Deutsche Bank AG	03/20/24	(86)
IDR	110,000,000	USD	7,094	Deutsche Bank AG	03/20/24	(92)
IDR	60,000,000	USD	3,828	Goldman Sachs International	03/20/24	(8)
IDR	60,000,000	USD	3,835	HSBC Bank PLC	03/20/24	(16)
IDR	180,000,000	USD	11,548	HSBC Bank PLC	03/20/24	(90)

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	300,000,000	USD	19,317	HSBC Bank PLC	03/20/24	$(221)
IDR	84,335,953	USD	5,379	JPMorgan Chase Bank N.A.	03/20/24	(10)
IDR	170,000,000	USD	10,968	JPMorgan Chase Bank N.A.	03/20/24	(146)
IDR	230,000,000	USD	14,695	JPMorgan Chase Bank N.A.	03/20/24	(54)
KRW	946,108	USD	709	Bank of America N.A.	03/20/24	—
KRW	10,000,000	USD	7,603	Bank of America N.A.	03/20/24	(108)
KRW	5,000,000	USD	3,753	Barclays Bank PLC	03/20/24	(5)
KRW	25,000,000	USD	18,802	Barclays Bank PLC	03/20/24	(62)
KRW	20,000,000	USD	15,294	Citibank N.A.	03/20/24	(303)
KRW	190,000,000	USD	144,872	Citibank N.A.	03/20/24	(2,451)
KRW	10,000,000	USD	7,737	Deutsche Bank AG	03/20/24	(241)
KRW	5,000,000	USD	3,836	Goldman Sachs International	03/20/24	(88)
KRW	10,000,000	USD	7,660	Goldman Sachs International	03/20/24	(165)
KRW	10,000,000	USD	7,554	Goldman Sachs International	03/20/24	(58)
KRW	20,000,000	USD	15,062	Goldman Sachs International	03/20/24	(70)
KRW	20,000,000	USD	15,043	Goldman Sachs International	03/20/24	(51)
KRW	5,000,000	USD	3,754	JPMorgan Chase Bank N.A.	03/20/24	(7)
KRW	15,000,000	USD	11,645	JPMorgan Chase Bank N.A.	03/20/24	(401)
KRW	20,000,000	USD	15,035	JPMorgan Chase Bank N.A.	03/20/24	(43)
KRW	5,000,000	USD	3,807	Morgan Stanley & Co. International PLC	03/20/24	(59)
KRW	10,000,000	USD	7,733	Morgan Stanley & Co. International PLC	03/20/24	(237)
KRW	15,000,000	USD	11,419	Morgan Stanley & Co. International PLC	03/20/24	(175)
KRW	15,000,000	USD	11,252	Morgan Stanley & Co. International PLC	03/20/24	(8)
NOK	100,000	USD	9,524	Barclays Bank PLC	03/20/24	(106)
NOK	100,000	USD	9,569	Citibank N.A.	03/20/24	(150)
NOK	100,000	USD	9,565	Deutsche Bank AG	03/20/24	(146)
NOK	200,000	USD	19,464	Deutsche Bank AG	03/20/24	(626)
NOK	200,000	USD	19,413	Deutsche Bank AG	03/20/24	(576)
NOK	200,000	USD	19,289	Deutsche Bank AG	03/20/24	(452)
NOK	300,000	USD	29,249	Deutsche Bank AG	03/20/24	(993)
NOK	100,000	USD	9,909	Goldman Sachs International	03/20/24	(490)
NOK	100,000	USD	9,808	Goldman Sachs International	03/20/24	(389)
NOK	100,000	USD	9,670	Goldman Sachs International	03/20/24	(251)
NOK	100,000	USD	9,631	Goldman Sachs International	03/20/24	(212)
NOK	200,000	USD	19,421	Goldman Sachs International	03/20/24	(583)
NOK	300,000	USD	28,789	Goldman Sachs International	03/20/24	(532)
NOK	100,000	USD	9,721	Morgan Stanley & Co. International PLC	03/20/24	(302)
NOK	100,000	USD	9,688	Morgan Stanley & Co. International PLC	03/20/24	(270)
NOK	100,000	USD	9,548	Morgan Stanley & Co. International PLC	03/20/24	(129)
NOK	200,000	USD	19,520	Morgan Stanley & Co. International PLC	03/20/24	(683)
NOK	300,000	USD	29,245	Morgan Stanley & Co. International PLC	03/20/24	(989)
NZD	40,000	USD	25,322	Barclays Bank PLC	03/20/24	(968)
NZD	20,000	USD	12,477	Citibank N.A.	03/20/24	(300)
NZD	20,000	USD	12,243	Goldman Sachs International	03/20/24	(65)
NZD	30,000	USD	18,382	Goldman Sachs International	03/20/24	(116)
NZD	10,000	USD	6,293	HSBC Bank PLC	03/20/24	(205)
NZD	20,000	USD	12,537	HSBC Bank PLC	03/20/24	(360)
NZD	10,000	USD	6,307	Morgan Stanley & Co. International PLC	03/20/24	(219)
NZD	10,000	USD	6,257	Morgan Stanley & Co. International PLC	03/20/24	(169)
NZD	10,000	USD	6,212	Morgan Stanley & Co. International PLC	03/20/24	(124)
NZD	20,000	USD	12,677	Morgan Stanley & Co. International PLC	03/20/24	(500)
NZD	20,000	USD	12,588	Morgan Stanley & Co. International PLC	03/20/24	(411)
NZD	20,000	USD	12,510	Morgan Stanley & Co. International PLC	03/20/24	(333)
NZD	50,000	USD	30,631	Morgan Stanley & Co. International PLC	03/20/24	(189)
PHP	500,000	USD	8,972	Bank of America N.A.	03/20/24	(71)
PHP	100,000	USD	1,782	HSBC Bank PLC	03/20/24	(2)
PHP	400,000	USD	7,231	JPMorgan Chase Bank N.A.	03/20/24	(110)
PHP	300,000	USD	5,379	Morgan Stanley & Co. International PLC	03/20/24	(38)
PHP	600,000	USD	10,826	Morgan Stanley & Co. International PLC	03/20/24	(145)
PLN	50,000	USD	12,596	Barclays Bank PLC	03/20/24	(77)
PLN	100,000	USD	25,334	Barclays Bank PLC	03/20/24	(296)
PLN	50,000	USD	12,618	Deutsche Bank AG	03/20/24	(99)

17

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	50,000	USD	12,560	Goldman Sachs International	03/20/24	$(41)
PLN	50,000	USD	12,613	HSBC Bank PLC	03/20/24	(94)
SEK	200,000	USD	20,073	Deutsche Bank AG	03/20/24	(767)
SEK	200,000	USD	19,346	Deutsche Bank AG	03/20/24	(40)
SEK	400,000	USD	39,187	Deutsche Bank AG	03/20/24	(575)
SEK	100,000	USD	9,931	Morgan Stanley & Co. International PLC	03/20/24	(278)
SEK	100,000	USD	9,718	Morgan Stanley & Co. International PLC	03/20/24	(65)
SGD	10,000	USD	7,625	Barclays Bank PLC	03/20/24	(188)
SGD	10,000	USD	7,460	Barclays Bank PLC	03/20/24	(23)
SGD	20,000	USD	15,187	Barclays Bank PLC	03/20/24	(312)
SGD	20,000	USD	14,960	Barclays Bank PLC	03/20/24	(86)
SGD	30,000	USD	22,658	Barclays Bank PLC	03/20/24	(347)
SGD	30,000	USD	22,342	Barclays Bank PLC	03/20/24	(31)
SGD	40,000	USD	30,169	Barclays Bank PLC	03/20/24	(420)
SGD	340,000	USD	254,074	Barclays Bank PLC	03/20/24	(1,212)
SGD	10,000	USD	7,476	Goldman Sachs International	03/20/24	(39)
SGD	10,000	USD	7,439	Goldman Sachs International	03/20/24	(1)
SGD	10,000	USD	7,477	HSBC Bank PLC	03/20/24	(40)
SGD	10,000	USD	7,518	JPMorgan Chase Bank N.A.	03/20/24	(81)
SGD	20,000	USD	15,077	JPMorgan Chase Bank N.A.	03/20/24	(203)
SGD	20,000	USD	15,074	JPMorgan Chase Bank N.A.	03/20/24	(200)
SGD	10,000	USD	7,446	Morgan Stanley & Co. International PLC	03/20/24	(8)
THB	300,000	USD	8,466	Barclays Bank PLC	03/20/24	(91)
THB	300,000	USD	8,447	Barclays Bank PLC	03/20/24	(71)
THB	500,000	USD	14,621	Barclays Bank PLC	03/20/24	(662)
THB	500,000	USD	14,124	Barclays Bank PLC	03/20/24	(165)
THB	500,000	USD	14,483	Deutsche Bank AG	03/20/24	(524)
THB	200,000	USD	5,612	Goldman Sachs International	03/20/24	(28)
THB	300,000	USD	8,463	Goldman Sachs International	03/20/24	(88)
THB	300,000	USD	8,461	Goldman Sachs International	03/20/24	(86)
THB	500,000	USD	14,175	Goldman Sachs International	03/20/24	(216)
THB	600,000	USD	16,959	Goldman Sachs International	03/20/24	(208)
THB	300,000	USD	8,422	HSBC Bank PLC	03/20/24	(46)
THB	100,000	USD	2,891	JPMorgan Chase Bank N.A.	03/20/24	(99)
TWD	1,300,000	USD	42,240	Bank of America N.A.	03/20/24	(1,150)
TWD	300,000	USD	9,696	BNP Paribas SA	03/20/24	(214)
TWD	100,000	USD	3,262	Deutsche Bank AG	03/20/24	(101)
TWD	400,000	USD	12,917	Goldman Sachs International	03/20/24	(274)
TWD	200,000	USD	6,503	HSBC Bank PLC	03/20/24	(182)
TWD	100,000	USD	3,211	Morgan Stanley & Co. International PLC	03/20/24	(51)
TWD	400,000	USD	12,862	Morgan Stanley & Co. International PLC	03/20/24	(219)
USD	28,094	BRL	140,000	Barclays Bank PLC	03/20/24	(20)
USD	6,020	BRL	30,000	BNP Paribas SA	03/20/24	(4)
USD	7,998	BRL	40,000	Citibank N.A.	03/20/24	(35)
USD	8,027	BRL	40,000	Goldman Sachs International	03/20/24	(5)
USD	250,459	CAD	340,000	Barclays Bank PLC	03/20/24	(136)
USD	22,108	CAD	30,000	Goldman Sachs International	03/20/24	(3)
USD	29,471	CAD	40,000	Goldman Sachs International	03/20/24	(11)
USD	12,692	COP	50,000,000	BNP Paribas SA	03/20/24	(13)
USD	5,011	COP	20,000,000	Citibank N.A.	03/20/24	(71)
USD	2,504	COP	10,000,000	Goldman Sachs International	03/20/24	(36)
USD	5,040	COP	20,000,000	Goldman Sachs International	03/20/24	(42)
USD	9,983	COP	40,000,000	Goldman Sachs International	03/20/24	(180)
USD	5,033	COP	20,000,000	JPMorgan Chase Bank N.A.	03/20/24	(49)
USD	7,584	COP	30,000,000	JPMorgan Chase Bank N.A.	03/20/24	(39)
USD	12,603	COP	50,000,000	JPMorgan Chase Bank N.A.	03/20/24	(101)
USD	2,540	COP	10,000,000	Morgan Stanley & Co. International PLC	03/20/24	(1)
USD	4,222	CZK	100,000	Goldman Sachs International	03/20/24	(42)
USD	10,777	EUR	10,000	Bank of America N.A.	03/20/24	(38)
USD	10,808	EUR	10,000	Bank of America N.A.	03/20/24	(7)
USD	10,717	EUR	10,000	Citibank N.A.	03/20/24	(98)
USD	21,559	EUR	20,000	Citibank N.A.	03/20/24	(71)

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,769	EUR	10,000	Deutsche Bank AG	03/20/24	$(46)
USD	10,783	EUR	10,000	Deutsche Bank AG	03/20/24	(32)
USD	118,919	EUR	110,000	Deutsche Bank AG	03/20/24	(46)
USD	25,186	GBP	20,000	Goldman Sachs International	03/20/24	(63)
USD	37,870	GBP	30,000	JPMorgan Chase Bank N.A.	03/20/24	(3)
USD	226,039	GBP	180,000	Morgan Stanley & Co. International PLC	03/20/24	(1,196)
USD	8,242	HUF	3,000,000	Morgan Stanley & Co. International PLC	03/20/24	(6)
USD	10,097	IDR	160,000,000	Deutsche Bank AG	03/20/24	(88)
USD	13,951	IDR	220,000,000	Morgan Stanley & Co. International PLC	03/20/24	(54)
USD	17,923	INR	1,500,000	Bank of America N.A.	03/20/24	(157)
USD	9,641	INR	800,000	Barclays Bank PLC	03/20/24	(1)
USD	15,601	INR	1,300,000	Barclays Bank PLC	03/20/24	(67)
USD	3,586	INR	300,000	Citibank N.A.	03/20/24	(30)
USD	10,758	INR	900,000	Citibank N.A.	03/20/24	(90)
USD	15,644	INR	1,300,000	Citibank N.A.	03/20/24	(24)
USD	3,613	INR	300,000	Goldman Sachs International	03/20/24	(2)
USD	5,977	INR	500,000	Goldman Sachs International	03/20/24	(50)
USD	16,745	INR	1,400,000	HSBC Bank PLC	03/20/24	(129)
USD	1,203	INR	100,000	Morgan Stanley & Co. International PLC	03/20/24	(2)
USD	7,205	INR	600,000	Morgan Stanley & Co. International PLC	03/20/24	(26)
USD	11,227	KRW	15,000,000	Deutsche Bank AG	03/20/24	(17)
USD	11,612	MXN	200,000	Barclays Bank PLC	03/20/24	(92)
USD	5,841	MXN	100,000	Deutsche Bank AG	03/20/24	(11)
USD	5,732	MXN	100,000	Goldman Sachs International	03/20/24	(120)
USD	5,783	MXN	100,000	Goldman Sachs International	03/20/24	(69)
USD	5,800	MXN	100,000	Goldman Sachs International	03/20/24	(52)
USD	5,827	MXN	100,000	Goldman Sachs International	03/20/24	(25)
USD	5,778	MXN	100,000	HSBC Bank PLC	03/20/24	(74)
USD	11,625	MXN	200,000	JPMorgan Chase Bank N.A.	03/20/24	(79)
USD	11,643	MXN	200,000	JPMorgan Chase Bank N.A.	03/20/24	(61)
USD	28,594	MXN	500,000	JPMorgan Chase Bank N.A.	03/20/24	(667)
USD	5,669	MXN	100,000	Morgan Stanley & Co. International PLC	03/20/24	(183)
USD	5,804	MXN	100,000	Morgan Stanley & Co. International PLC	03/20/24	(48)
USD	5,831	MXN	100,000	Morgan Stanley & Co. International PLC	03/20/24	(21)
USD	5,843	MXN	100,000	Morgan Stanley & Co. International PLC	03/20/24	(9)
USD	11,599	MXN	200,000	Morgan Stanley & Co. International PLC	03/20/24	(105)
USD	18,241	NOK	200,000	Deutsche Bank AG	03/20/24	(597)
USD	18,465	NOK	200,000	Deutsche Bank AG	03/20/24	(372)
USD	18,365	NOK	200,000	Goldman Sachs International	03/20/24	(473)
USD	18,394	NOK	200,000	Goldman Sachs International	03/20/24	(443)
USD	55,051	NOK	600,000	Goldman Sachs International	03/20/24	(1,461)
USD	9,357	NOK	100,000	Morgan Stanley & Co. International PLC	03/20/24	(62)
USD	6,067	NZD	10,000	Deutsche Bank AG	03/20/24	(21)
USD	12,168	NZD	20,000	Goldman Sachs International	03/20/24	(9)
USD	12,169	NZD	20,000	HSBC Bank PLC	03/20/24	(8)
USD	12,157	NZD	20,000	Morgan Stanley & Co. International PLC	03/20/24	(20)
USD	33	PHP	1,849	Bank of America N.A.	03/20/24	—
USD	5,090	PHP	286,018	BNP Paribas SA	03/20/24	(2)
USD	249	PHP	13,982	Citibank N.A.	03/20/24	—
USD	5,284	PHP	298,151	Citibank N.A.	03/20/24	(24)
USD	14,211	PHP	800,000	Goldman Sachs International	03/20/24	(31)
USD	5,331	PHP	300,000	HSBC Bank PLC	03/20/24	(9)
USD	15,930	PHP	900,000	JPMorgan Chase Bank N.A.	03/20/24	(92)
USD	7,116	PHP	400,000	Societe Generale	03/20/24	(5)
USD	24,912	PLN	100,000	Bank of America N.A.	03/20/24	(126)
USD	24,919	PLN	100,000	Barclays Bank PLC	03/20/24	(120)
USD	37,513	PLN	150,000	BNP Paribas SA	03/20/24	(45)
USD	12,377	PLN	50,000	Citibank N.A.	03/20/24	(143)
USD	12,401	PLN	50,000	Deutsche Bank AG	03/20/24	(119)
USD	24,708	PLN	100,000	Goldman Sachs International	03/20/24	(330)
USD	24,864	PLN	100,000	Goldman Sachs International	03/20/24	(174)
USD	2,468	PLN	10,000	HSBC Bank PLC	03/20/24	(36)

19

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,419	PLN	50,000	JPMorgan Chase Bank N.A.	03/20/24	$(100)
USD	12,427	PLN	50,000	Morgan Stanley & Co. International PLC	03/20/24	(92)
USD	12,433	PLN	50,000	Morgan Stanley & Co. International PLC	03/20/24	(86)
USD	12,452	PLN	50,000	Societe Generale	03/20/24	(67)
USD	24,749	PLN	100,000	Societe Generale	03/20/24	(290)
USD	9,587	SEK	100,000	Deutsche Bank AG	03/20/24	(66)
USD	28,812	SEK	300,000	Deutsche Bank AG	03/20/24	(147)
USD	9,557	SEK	100,000	Goldman Sachs International	03/20/24	(96)
USD	19,269	SEK	200,000	Goldman Sachs International	03/20/24	(37)
USD	9,602	SEK	100,000	Morgan Stanley & Co. International PLC	03/20/24	(51)
USD	14,857	SGD	20,000	Goldman Sachs International	03/20/24	(18)
USD	11,162	THB	400,000	Barclays Bank PLC	03/20/24	(5)
USD	5,536	THB	200,000	Goldman Sachs International	03/20/24	(48)
USD	5,582	THB	200,000	Goldman Sachs International	03/20/24	(1)
USD	11,158	THB	400,000	Goldman Sachs International	03/20/24	(9)
USD	6,307	TWD	200,000	Bank of America N.A.	03/20/24	(15)
ZAR	100,000	USD	5,328	Deutsche Bank AG	03/20/24	(122)
ZAR	470,000	USD	24,991	Deutsche Bank AG	03/20/24	(519)
JPY	1,000,000	USD	6,926	Barclays Bank PLC	03/21/24	(238)
JPY	1,000,000	USD	6,834	Barclays Bank PLC	03/21/24	(146)
JPY	2,000,000	USD	13,649	Barclays Bank PLC	03/21/24	(273)
JPY	3,000,000	USD	20,672	Barclays Bank PLC	03/21/24	(608)
JPY	3,000,000	USD	20,514	Barclays Bank PLC	03/21/24	(450)
JPY	3,000,000	USD	20,479	Barclays Bank PLC	03/21/24	(415)
JPY	3,000,000	USD	20,477	Barclays Bank PLC	03/21/24	(413)
JPY	3,000,000	USD	20,580	Citibank N.A.	03/21/24	(516)
JPY	3,000,000	USD	20,472	Citibank N.A.	03/21/24	(408)
JPY	3,000,000	USD	20,446	Citibank N.A.	03/21/24	(382)
JPY	2,000,000	USD	13,671	Deutsche Bank AG	03/21/24	(295)
JPY	1,000,000	USD	6,973	Goldman Sachs International	03/21/24	(285)
JPY	2,000,000	USD	13,625	Goldman Sachs International	03/21/24	(249)
JPY	2,850,000	USD	19,429	HSBC Bank PLC	03/21/24	(368)
JPY	1,000,000	USD	6,787	JPMorgan Chase Bank N.A.	03/21/24	(99)
JPY	2,000,000	USD	14,331	JPMorgan Chase Bank N.A.	03/21/24	(955)
JPY	1,000,000	USD	7,160	Morgan Stanley & Co. International PLC	03/21/24	(472)
JPY	1,000,000	USD	7,057	Morgan Stanley & Co. International PLC	03/21/24	(369)
JPY	1,000,000	USD	7,017	Morgan Stanley & Co. International PLC	03/21/24	(329)
JPY	1,000,000	USD	7,004	Morgan Stanley & Co. International PLC	03/21/24	(316)
JPY	1,000,000	USD	6,871	Morgan Stanley & Co. International PLC	03/21/24	(183)
USD	19,957	JPY	3,000,000	Bank of America N.A.	03/21/24	(106)
USD	6,680	JPY	1,000,000	HSBC Bank PLC	03/21/24	(8)
USD	6,683	JPY	1,000,000	Morgan Stanley & Co. International PLC	03/21/24	(5)
USD	6,687	JPY	1,000,000	Morgan Stanley & Co. International PLC	03/21/24	(1)

						(76,461)

						$8,536

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28	USD 1,148	$(84,408)	$(67,165)	$(17,243)
CDX.NA.IG.41.V1	1.00	Quarterly	12/20/28	USD 3,600	(81,533)	(67,122)	(14,411)

					$(165,941)	$(134,287)	$(31,654)

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Centrally Cleared Interest Rate Swaps

				Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency

3.09%	Annual	1-Day SOFR, 5.32%	Annual	N/A		06/21/28	USD	2,990	$(114,778)	$(102,014)	$(12,764)
1-Day SOFR, 5.32%	Annual	3.09%	Annual	N/A		06/21/28	USD	2,990	114,778	102,129	12,649
2.73%	Annual	6-mo. EURIBOR, 3.91%	Semi-Annual	03/20/24	(a)	03/20/26	EUR	1,910	18,619	(1,635)	20,254
3.92%	Annual	1-Day SOFR, 5.32%	Annual	03/20/24	(a)	03/20/26	USD	1,055	11,350	121	11,229
4.07%	Annual	1-Day SONIA, 5.19%	Annual	03/20/24	(a)	03/20/26	GBP	544	6,179	(2,601)	8,780
4.49%	Annual	1-Day SONIA, 5.19%	Annual	03/20/24	(a)	03/20/26	GBP	1,098	1,774	832	942
4.50%	Annual	1-Day SONIA, 5.19%	Annual	03/20/24	(a)	03/20/26	GBP	1,790	2,290	2,031	259
4.56%	Annual	1-Day SONIA, 5.19%	Annual	03/20/24	(a)	03/20/26	GBP	1,850	(235)	(5,211)	4,976
6-mo. EURIBOR, 3.91%	Semi-Annual	2.42%	Annual	03/20/24	(a)	03/20/27	EUR	650	(11,131)	(618)	(10,513)
2.76%	Semi-Annual	6-mo. EURIBOR, 3.91%	Annual	03/20/24	(a)	03/20/27	EUR	65	445	20	425
1-Day CORRA, 5.00%	Semi-Annual	3.38%	Semi-Annual	03/20/24	(a)	03/20/27	CAD	760	(7,896)	(308)	(7,588)
1-Day CORRA, 5.00%	Semi-Annual	3.45%	Semi-Annual	03/20/24	(a)	03/20/27	CAD	390	(3,474)	(207)	(3,267)
3.55%	Annual	1-Day SONIA, 5.19%	Annual	03/20/24	(a)	03/20/27	GBP	240	6,259	462	5,797
3.67%	Annual	1-Day SOFR, 5.32%	Annual	03/20/24	(a)	03/20/27	USD	150	2,269	182	2,087
3.73%	Annual	1-Day SOFR, 5.32%	Annual	03/20/24	(a)	03/20/27	USD	280	3,822	2	3,820
3.81%	Semi-Annual	1-Day CORRA, 5.00%	Semi-Annual	03/20/24	(a)	03/20/27	CAD	100	156	1	155
1-Day CORRA, 5.00%	Semi-Annual	3.86%	Semi-Annual	03/20/24	(a)	03/20/27	CAD	560	(319)	116	(435)
3.94%	Quarterly	3-mo. BBSW, 4.34%	Quarterly	03/20/24	(a)	03/20/27	AUD	430	(212)	(773)	561
3.99%	Annual	1-Day SOFR, 5.32%	Annual	03/20/24	(a)	03/20/27	USD	75	481	(15)	496
4.02%	Quarterly	3-mo. BBSW, 4.34%	Quarterly	03/20/24	(a)	03/20/27	AUD	115	(235)	(327)	92
4.03%	Annual	1-Day SOFR, 5.32%	Annual	03/20/24	(a)	03/20/27	USD	320	1,712	(240)	1,952
4.11%	Annual	1-Day SONIA, 5.19%	Annual	03/20/24	(a)	03/20/27	GBP	60	399	(73)	472
4.13%	Quarterly	3-mo. BBSW, 4.34%	Quarterly	03/20/24	(a)	03/20/27	AUD	350	(1,391)	(670)	(721)
4.16%	Annual	1-Day SOFR, 5.32%	Annual	03/20/24	(a)	03/20/27	USD	310	479	2	477
4.20%	Quarterly	3-mo. BBSW, 4.34%	Quarterly	03/20/24	(a)	03/20/27	AUD	240	(1,281)	(981)	(300)
4.23%	Annual	1-Day SOFR, 5.32%	Annual	03/20/24	(a)	03/20/27	USD	220	(49)	(257)	208
4.31%	Annual	1-Day SONIA, 5.19%	Annual	03/20/24	(a)	03/20/27	GBP	180	(14)	(668)	654
8.60%	Monthly	28-Day MXIBTIIE, 11.49%	Monthly	03/20/24	(a)	03/14/29	MXN	850	202	—	202
1.11%	Annual	1-Day SSARON, 1.70%	Annual	03/20/24	(a)	03/20/29	CHF	10	(13)	5	(18)
1.13%	Annual	1-Day SSARON, 1.70%	Annual	03/20/24	(a)	03/20/29	CHF	10	(20)	(2)	(18)
1.19%	Annual	1-Day SSARON, 1.70%	Annual	03/20/24	(a)	03/20/29	CHF	20	(106)	(23)	(83)
2.17%	Quarterly	1-Day THOR, 2.49%	Quarterly	03/20/24	(a)	03/20/29	THB	780	44	—	44
2.23%	Quarterly	1-Day THOR, 2.49%	Quarterly	03/20/24	(a)	03/20/29	THB	225	(4)	—	(4)
2.25%	Quarterly	1-Day THOR, 2.49%	Quarterly	03/20/24	(a)	03/20/29	THB	225	(9)	—	(9)
2.31%	Quarterly	1-Day THOR, 2.49%	Quarterly	03/20/24	(a)	03/20/29	THB	1,040	(122)	—	(122)
6-mo. EURIBOR, 3.91%	Semi-Annual	2.46%	Annual	03/20/24	(a)	03/20/29	EUR	605	(9,763)	(396)	(9,367)
6-mo. EURIBOR, 3.91%	Semi-Annual	2.47%	Annual	03/20/24	(a)	03/20/29	EUR	620	(9,769)	(1,552)	(8,217)
6-mo. EURIBOR, 3.91%	Semi-Annual	2.48%	Annual	03/20/24	(a)	03/20/29	EUR	790	(12,115)	5,445	(17,560)
6-mo. EURIBOR, 3.91%	Semi-Annual	2.55%	Annual	03/20/24	(a)	03/20/29	EUR	30	(353)	70	(423)
3-mo. STIBOR, 4.07%	Quarterly	2.60%	Annual	03/20/24	(a)	03/20/29	SEK	250	(289)	5	(294)
1-Day SORA, 3.75%	Semi-Annual	2.63%	Semi-Annual	03/20/24	(a)	03/20/29	SGD	40	(470)	—	(470)
1-Day SORA, 3.75%	Semi-Annual	2.67%	Semi-Annual	03/20/24	(a)	03/20/29	SGD	40	(404)	—	(404)
3-mo. STIBOR, 4.07%	Annual	2.73%	Quarterly	03/20/24	(a)	03/20/29	SEK	150	(83)	3	(86)
6-mo. EURIBOR, 3.91%	Semi-Annual	2.74%	Annual	03/20/24	(a)	03/20/29	EUR	60	(133)	(163)	30
3-mo. STIBOR, 4.07%	Quarterly	2.75%	Annual	03/20/24	(a)	03/20/29	SEK	130	(60)	5	(65)
3-mo. STIBOR, 4.07%	Quarterly	2.77%	Annual	03/20/24	(a)	03/20/29	SEK	270	(103)	(17)	(86)
1-Day SORA, 3.75%	Semi-Annual	2.96%	Semi-Annual	03/20/24	(a)	03/20/29	SGD	30	(6)	—	(6)
1-Day SORA, 3.75%	Semi-Annual	3.12%	Semi-Annual	03/20/24	(a)	03/20/29	SGD	40	212	—	212
1-Day SORA, 3.75%	Semi-Annual	3.12%	Semi-Annual	03/20/24	(a)	03/20/29	SGD	40	205	—	205
3-mo. KRW CDC, 3.69%	Quarterly	3.28%	Quarterly	03/20/24	(a)	03/20/29	KRW	38,430	(85)	—	(85)
3-mo. KRW CDC, 3.69%	Quarterly	3.30%	Quarterly	03/20/24	(a)	03/20/29	KRW	34,090	(52)	—	(52)
3-mo. KRW CDC, 3.69%	Quarterly	3.34%	Quarterly	03/20/24	(a)	03/20/29	KRW	49,510	(10)	—	(10)
6-mo. PRIBOR, 5.65%	Semi-Annual	3.42%	Annual	03/20/24	(a)	03/20/29	CZK	250	3	—	3
6-mo. PRIBOR, 5.65%	Semi-Annual	3.48%	Annual	03/20/24	(a)	03/20/29	CZK	530	65	—	65
6-mo. PRIBOR, 5.65%	Semi-Annual	3.49%	Annual	03/20/24	(a)	03/20/29	CZK	770	117	—	117
1-Day SORA, 3.75%	Semi-Annual	3.51%	Semi-Annual	03/20/24	(a)	03/20/29	SGD	30	561	—	561
1-Day SOFR, 5.32%	Annual	3.52%	Annual	03/20/24	(a)	03/20/29	USD	445	(9,129)	165	(9,294)
3.53%	Annual	6-mo. NIBOR, 4.85%	Semi-Annual	03/20/24	(a)	03/20/29	NOK	330	761	64	697
1-Day SONIA, 5.19%	Annual	3.55%	Annual	03/20/24	(a)	03/20/29	GBP	230	(5,925)	2,567	(8,492)
3.56%	Semi-Annual	1-Day CORRA, 5.00%	Semi-Annual	03/20/24	(a)	03/20/29	CAD	40	8	12	(4)
3.59%	Annual	1-Day SONIA, 5.19%	Annual	03/20/24	(a)	03/20/29	GBP	10	234	(23)	257

21

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Centrally Cleared Interest Rate Swaps (continued)

				Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency
3.61%	Semi-Annual	1-Day CORRA, 5.00%	Semi-Annual	03/20/24	(a)	03/20/29	CAD	60	$(93)	$66	$(159)
1-Day SONIA, 5.19%	Annual	3.62%	Annual	03/20/24	(a)	03/20/29	GBP	240	(5,265)	1,165	(6,430)
3.66%	Annual	1-Day SONIA, 5.19%	Annual	03/20/24	(a)	03/20/29	GBP	175	3,397	874	2,523
1-Day SOFR, 5.32%	Annual	3.68%	Annual	03/20/24	(a)	03/20/29	USD	30	(402)	51	(453)
1-Day SOFR, 5.32%	Annual	3.69%	Annual	03/20/24	(a)	03/20/29	USD	30	(385)	(44)	(341)
3.74%	Annual	6-mo. NIBOR, 4.85%	Semi-Annual	03/20/24	(a)	03/20/29	NOK	370	514	(7)	521
3.90%	Semi-Annual	6-mo. BBSW, 4.48%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	40	244	—	244
3.98%	Annual	1-Day SONIA, 5.19%	Annual	03/20/24	(a)	03/20/29	GBP	745	1,265	(376)	1,641
3.98%	Annual	1-Day SONIA, 5.19%	Annual	03/20/24	(a)	03/20/29	GBP	360	697	1,494	(797)
6-mo. PRIBOR, 5.65%	Annual	3.98%	Semi-Annual	03/20/24	(a)	03/20/29	CZK	860	966	—	966
6-mo. PRIBOR, 5.65%	Semi-Annual	3.98%	Annual	03/20/24	(a)	03/20/29	CZK	530	594	—	594
3.99%	Semi-Annual	6-mo. BBSW, 4.48%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	40	136	—	136
4.00%	Annual	1-Day SOFR, 5.32%	Annual	03/20/24	(a)	03/20/29	USD	710	(595)	34	(629)
1-Day SONIA, 5.19%	Annual	4.01%	Annual	03/20/24	(a)	03/20/29	GBP	216	(22)	(197)	175
1-Day SONIA, 5.19%	Annual	4.03%	Annual	03/20/24	(a)	03/20/29	GBP	790	797	5,175	(4,378)
4.04%	Semi-Annual	6-mo. BBSW, 4.48%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	25	46	—	46
4.04%	Semi-Annual	6-mo. BBSW, 4.48%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	25	48	—	48
6-mo. PRIBOR, 5.65%	Semi-Annual	4.04%	Annual	03/20/24	(a)	03/20/29	CZK	560	690	—	690
4.08%	Semi-Annual	6-mo. BBSW, 4.48%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	40	34	—	34
4.09%	Semi-Annual	6-mo. BBSW, 4.48%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	40	16	—	16
6-mo. PRIBOR, 5.65%	Annual	4.10%	Annual	03/20/24	(a)	03/20/29	CZK	540	734	—	734
4.12%	Semi-Annual	6-mo. BBSW, 4.48%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	20	(7)	—	(7)
4.19%	Semi-Annual	6-mo. BBSW, 4.48%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	20	(48)	—	(48)
4.22%	Semi-Annual	6-mo. BBSW, 4.48%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	15	(47)	—	(47)
4.22%	Semi-Annual	6-mo. BBSW, 4.48%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	20	(65)	—	(65)
4.23%	Semi-Annual	6-mo. BBSW, 4.48%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	15	(53)	—	(53)
4.23%	Semi-Annual	6-mo. BBSW, 4.48%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	30	(104)	—	(104)
4.24%	Semi-Annual	6-mo. BBSW, 4.48%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	10	(39)	—	(39)
4.26%	Semi-Annual	6-mo. BBSW, 4.48%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	30	(131)	—	(131)
4.28%	Semi-Annual	6-mo. NIBOR, 4.85%	Annual	03/20/24	(a)	03/20/29	NOK	1,370	(1,168)	(287)	(881)
6-mo. WIBOR, 5.85%	Semi-Annual	4.38%	Annual	03/20/24	(a)	03/20/29	PLN	190	(837)	1	(838)
1-Day SOFR, 5.32%	Annual	4.39%	Annual	03/20/24	(a)	03/20/29	USD	10	183	44	139
6-mo. WIBOR, 5.85%	Semi-Annual	4.59%	Annual	03/20/24	(a)	03/20/29	PLN	100	(215)	—	(215)
6-mo. WIBOR, 5.85%	Semi-Annual	4.63%	Annual	03/20/24	(a)	03/20/29	PLN	90	(153)	—	(153)
7.95%	Quarterly	3-mo. JIBAR, 8.37%	Quarterly	03/20/24	(a)	03/20/29	ZAR	560	543	—	543
8.12%	Quarterly	3-mo. JIBAR, 8.37%	Quarterly	03/20/24	(a)	03/20/29	ZAR	530	325	—	325
3.73%	Annual	1-Day SOFR, 5.32%	Annual	06/20/24	(a)	06/20/29	USD	117	799	979	(180)
3.76%	Annual	1-Day SOFR, 5.32%	Annual	06/20/24	(a)	06/20/29	USD	235	1,286	52	1,234
3.94%	Annual	1-Day SOFR, 5.32%	Annual	06/20/24	(a)	06/20/29	USD	118	(292)	(326)	34
6-mo. EURIBOR, 3.91%	Semi-Annual	2.41%	Annual	03/20/24	(a)	03/20/34	EUR	80	(2,363)	2	(2,365)
2.54%	Annual	6-mo. EURIBOR, 3.91%	Semi-Annual	03/20/24	(a)	03/20/34	EUR	310	5,173	775	4,398
6-mo. EURIBOR, 3.91%	Semi-Annual	2.55%	Annual	03/20/24	(a)	03/20/34	EUR	1,460	(23,032)	14,743	(37,775)
2.57%	Annual	6-mo. EURIBOR, 3.91%	Semi-Annual	03/20/24	(a)	03/20/34	EUR	330	4,778	1,444	3,334
6-mo. EURIBOR, 3.91%	Semi-Annual	2.70%	Annual	03/20/24	(a)	03/20/34	EUR	20	(49)	(110)	61
6-mo. EURIBOR, 3.91%	Semi-Annual	2.71%	Annual	03/20/24	(a)	03/20/34	EUR	90	(109)	(512)	403
1-Day SOFR, 5.32%	Annual	3.49%	Annual	03/20/24	(a)	03/20/34	USD	1,480	(44,342)	(12,958)	(31,384)
1-Day SONIA, 5.19%	Annual	3.83%	Annual	03/20/24	(a)	03/20/34	GBP	600	116	(2,912)	3,028
3.86%	Annual	1-Day SONIA, 5.19%	Annual	03/20/24	(a)	03/20/34	GBP	5	(13)	(14)	1
1-Day SOFR, 5.32%	Annual	3.87%	Annual	03/20/24	(a)	03/20/34	USD	350	480	(114)	594
2.24%	Annual	6-mo. EURIBOR, 3.91%	Semi-Annual	03/20/24	(a)	03/20/54	EUR	50	2,076	2	2,074
2.37%	Annual	6-mo. EURIBOR, 3.91%	Semi-Annual	03/20/24	(a)	03/20/54	EUR	590	7,601	(16,388)	23,989
2.44%	Semi-Annual	6-mo. EURIBOR, 3.91%	Annual	03/20/24	(a)	03/20/54	EUR	10	(12)	124	(136)
2.48%	Semi-Annual	6-mo. EURIBOR, 3.91%	Annual	03/20/24	(a)	03/20/54	EUR	40	(444)	331	(775)
3.33%	Annual	1-Day SOFR, 5.32%	Annual	03/20/24	(a)	03/20/54	USD	680	36,568	(3,577)	40,145
3.65%	Annual	1-Day SOFR, 5.32%	Annual	03/20/24	(a)	03/20/54	USD	40	(115)	213	(328)
1-Day SONIA, 5.19%	Annual	3.89%	Annual	03/20/24	(a)	03/20/54	GBP	190	3,025	1,988	1,037

									$(23,883)	$(12,800)	$(11,083)

(a)	Forward Swap.

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Centrally Cleared Inflation Swaps

				Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency
2.46%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/05/34	USD	80	$353	$(114)	$467
2.44%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/06/34	USD	80	479	28	451
2.48%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/08/34	USD	40	125	1	124
2.19%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	02/15/34	EUR	50	174	(24)	198
2.19%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	02/15/34	EUR	20	60	25	35
3.60%	At Termination	UK RPI All Items NSA	At Termination	02/15/34	GBP	40	387	144	243
3.64%	At Termination	UK RPI All Items NSA	At Termination	02/15/34	GBP	20	101	31	70
2.52%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/22/34	USD	20	(2)	(17)	15
2.53%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/26/34	USD	110	(70)	2	(72)
2.51%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/27/34	USD	20	21	16	5
2.50%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/28/34	USD	40	67	1	66

							$1,695	$93	$1,602

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$3,024,508	$—	$3,024,508
Corporate Bonds	—	14,581,186	2,733	14,583,919
Foreign Agency Obligations	—	263,268	—	263,268
Municipal Bonds	—	264,589	—	264,589
Non-Agency Mortgage-Backed Securities	—	3,950,623	—	3,950,623

23

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Preferred Securities
Capital Trust	$—	$10,247	$—	$10,247
U.S. Government Sponsored Agency Securities	—	14,442,591	—	14,442,591
U.S. Treasury Obligations	—	7,088,314	—	7,088,314
Short-Term Securities
Money Market Funds	489,043	—	—	489,043
U.S. Treasury Obligations	—	3,488,394	—	3,488,394
Liabilities
Investments
TBA Sale Commitments	—	(3,098,532)	—	(3,098,532)

	$489,043	$44,015,188	$2,733	$44,506,964

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$84,997	$—	$84,997
Interest Rate Contracts	11,002	168,385	—	179,387
Other Contracts	—	1,674	—	1,674
Liabilities
Credit Contracts	—	(31,654)	—	(31,654)
Foreign Currency Exchange Contracts	—	(76,461)	—	(76,461)
Interest Rate Contracts	(16,457)	(179,468)	—	(195,925)
Other Contracts	—	(72)	—	(72)

	$(5,455)	$(32,599)	$—	$(38,054)

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

COP	Colombian Peso

CZK	Czech Koruna

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PHP	Philippine Peso

PLN	Polish Zloty

SEK	Swedish Krona

Currency Abbreviation (continued)

SGD	Singapore Dollar

THB	Thai Baht

TWD	New Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

BBSW	Bank Bill Swap Rate

CMT	Constant Maturity Treasury

CORRA	Overnight Bank of Canada Repo Rate

CPI	Consumer Price Index

DAC	Designated Activity Company

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

JIBAR	Johannesburg Interbank Average Rate

MXIBTIIE	Mexico Interbank TIIE 28-Day

NIBOR	Norwegian Interbank Offered Rate

PRIBOR	Prague Interbank Offer Rate

RB	Revenue Bond

REMIC	Real Estate Mortgage Investment Conduit

SAN	State Aid Notes

SOFR	Secured Overnight Financing Rate

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Portfolio Abbreviation (continued)

SONIA	Sterling Overnight Interbank Average Rate

SORA	Singapore Overnight Rate Average

SSARON	Swiss Average Overnight Rate

STACR	Structured Agency Credit Risk

STIBOR	Stockholm Interbank Offered Rate

TBA	To-Be-Announced

THOR	Thai Overnight Repurchase Rate

UK RPI	United Kingdom Retail Price Index

WIBOR	Warsaw Interbank Offered Rate

25